Investment Portfolioas of September 30, 2022 (Unaudited)
DWS Small Cap Index VIP
	Shares	Value ($)

Common Stocks 97.8%
Communication Services 2.6%
Diversified Telecommunication Services 0.6%
Anterix, Inc.*	2,689	96,051
ATN International, Inc.	1,692	65,260
Bandwidth, Inc. "A"*	3,391	40,353
Charge Enterprises, Inc.*	18,975	33,396
Cogent Communications Holdings, Inc.	6,469	337,423
Consolidated Communications Holdings, Inc.*	11,043	45,939
EchoStar Corp. "A"*	4,858	80,011
Globalstar, Inc.*	102,889	163,593
IDT Corp. "B"*	2,107	52,317
Iridium Communications, Inc.*	18,961	841,300
Liberty Latin America Ltd. "A"*	5,656	35,011
Liberty Latin America Ltd. "C"*	22,314	137,231
Ooma, Inc.*	3,382	41,599
Radius Global Infrastructure, Inc. "A"*	11,221	105,702
Starry Group Holdings, Inc. "A"*	3,462	5,158
		2,080,344
Entertainment 0.3%
Cinemark Holdings, Inc.*	16,388	198,459
IMAX Corp.*	6,948	98,106
Liberty Media Corp.-Liberty Braves "A"*	1,542	43,407
Liberty Media Corp.-Liberty Braves "C"*	5,648	155,320
Lions Gate Entertainment Corp. "A"*	8,363	62,137
Lions Gate Entertainment Corp. "B"*	17,380	120,791
Madison Square Garden Entertainment Corp.*	3,875	170,849
Marcus Corp.	3,505	48,684
Playstudios, Inc.*	11,554	40,323
Reservoir Media, Inc.*	2,965	14,469
Skillz, Inc.*	46,481	47,411
		999,956
Interactive Media & Services 0.7%
Arena Group Holdings, Inc.*	1,641	21,497
Bumble, Inc. "A"*	12,944	278,167
Cargurus, Inc.*	15,320	217,084
Cars.com, Inc.*	10,199	117,289
DHI Group, Inc.*	6,256	33,657
Eventbrite, Inc. "A"*	11,641	70,777
EverQuote, Inc. "A"*	2,904	19,805
fuboTV, Inc.* (a)	26,890	95,460
Leafly Holdings, Inc.*	4,719	3,204
MediaAlpha, Inc. "A"*	3,681	32,209
Outbrain, Inc.*	5,774	21,075
QuinStreet, Inc.*	7,683	80,672
Shutterstock, Inc.	3,650	183,121
TrueCar, Inc.*	14,506	21,904
Vimeo, Inc.*	21,586	86,344
Vinco Ventures, Inc.* (a)	34,238	31,882

Wejo Group Ltd.*	3,571	3,892
Yelp, Inc.*	10,326	350,155
Ziff Davis, Inc.*	6,850	469,088
Ziprecruiter, Inc. "A"*	12,026	198,429
		2,335,711
Media 0.9%
Adtheorent Holding Co., Inc.*	4,840	10,406
Advantage Solutions, Inc.*	12,640	26,923
AMC Networks, Inc. "A"*	4,553	92,426
Audacy, Inc. "A"*	18,721	7,228
Boston Omaha Corp. "A"*	3,276	75,479
Cardlytics, Inc.*	5,043	47,404
Clear Channel Outdoor Holdings, Inc.*	55,033	75,395
Cumulus Media, Inc. "A"*	2,679	18,833
Daily Journal Corp.*	185	47,432
Entravision Communications Corp. "A"	9,050	35,929
Gambling.com Group Ltd.*	1,262	9,591
Gannett Co., Inc.*	21,472	32,852
Gray Television, Inc.	12,112	173,444
iHeartMedia, Inc. "A"*	18,126	132,864
Innovid Corp.*	11,008	29,832
Integral Ad Science Holding Corp.*	5,921	42,868
John Wiley & Sons, Inc. "A"	6,431	241,548
Loyalty Ventures, Inc.*	2,900	3,509
Magnite, Inc.*	19,752	129,771
PubMatic, Inc. "A"*	6,270	104,270
Scholastic Corp.	4,410	135,652
Sinclair Broadcast Group, Inc. "A"	5,913	106,966
Stagwell, Inc.*	11,373	79,042
TechTarget, Inc.*	4,127	244,319
TEGNA, Inc.	33,387	690,443
The E.W. Scripps Co. "A"*	8,852	99,762
Thryv Holdings, Inc.*	3,694	84,334
Urban One, Inc.*	2,940	13,735
WideOpenWest, Inc.*	7,951	97,559
		2,889,816
Wireless Telecommunication Services 0.1%
Gogo, Inc.*	7,530	91,263
Kore Group Holdings, Inc.*	5,077	9,697
Shenandoah Telecommunications Co.	7,145	121,608
Telephone & Data Systems, Inc.	15,153	210,627
U.S. Cellular Corp.*	2,166	56,381
		489,576
Consumer Discretionary 10.0%
Auto Components 1.3%
Adient PLC*	14,247	395,354
American Axle & Manufacturing Holdings, Inc.*	16,988	116,028
Dana, Inc.	19,403	221,776
Dorman Products, Inc.*	3,955	324,785
Fox Factory Holding Corp.*	6,366	503,423
Gentherm, Inc.*	4,975	247,407
Goodyear Tire & Rubber Co.*	42,080	424,587
Holley, Inc.*	7,454	30,189
LCI Industries	3,725	377,939
Luminar Technologies, Inc.* (a)	36,639	266,915
Modine Manufacturing Co.*	7,327	94,811

Motorcar Parts of America, Inc.*	2,880	43,834
Patrick Industries, Inc.	3,305	144,891
Solid Power, Inc.* (a)	19,460	102,360
Standard Motor Products, Inc.	3,016	98,020
Stoneridge, Inc.*	3,879	65,749
Tenneco, Inc. "A"*	12,389	215,445
Visteon Corp.*	4,174	442,694
XPEL, Inc.*	3,232	208,270
		4,324,477
Automobiles 0.2%
Canoo, Inc.*	20,471	38,383
Cenntro Electric Group Ltd.* (a)	26,663	27,463
Faraday Future Intelligent Electric, Inc.*	14,351	9,130
Fisker, Inc.* (a)	24,460	184,673
Lordstown Motors Corp. "A"* (a)	24,080	44,066
Mullen Automotive, Inc.*	47,938	15,714
Winnebago Industries, Inc.	4,626	246,150
Workhorse Group, Inc.* (a)	22,127	63,505
		629,084
Distributors 0.0%
Funko, Inc. "A"*	4,643	93,881
Weyco Group, Inc.	864	17,574
		111,455
Diversified Consumer Services 1.0%
2U, Inc.*	11,084	69,275
Adtalem Global Education, Inc.*	6,741	245,709
American Public Education, Inc.*	2,855	26,095
Beachbody Co., Inc.*	15,120	15,271
Carriage Services, Inc.	2,062	66,314
Chegg, Inc.*	18,668	393,335
Coursera, Inc.*	16,974	182,980
Duolingo, Inc.*	3,535	336,638
European Wax Center, Inc. "A"	3,571	65,885
Frontdoor, Inc.*	12,431	253,468
Graham Holdings Co. "B"	550	295,889
Laureate Education, Inc. "A"	15,921	167,967
Nerdy, Inc.*	7,839	16,540
OneSpaWorld Holdings Ltd.*	10,106	84,890
Perdoceo Education Corp.*	10,326	106,358
PowerSchool Holdings, Inc. "A"*	6,708	111,956
Rover Group, Inc.*	13,492	45,063
StoneMor, Inc.*	4,913	16,852
Strategic Education, Inc.	3,337	204,925
Stride, Inc.*	6,101	256,425
Udemy, Inc.*	10,845	131,116
Universal Technical Institute, Inc.*	4,722	25,688
Vivint Smart Home, Inc.*	14,094	92,739
WW International, Inc.*	8,087	31,782
		3,243,160
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment, Inc.*	8,558	66,838
Bally's Corp.* (a)	5,397	106,645
Biglari Holdings, Inc. "B"*	102	11,791
BJ's Restaurants, Inc.*	3,439	82,020
Bloomin' Brands, Inc.	13,236	242,616
Bluegreen Vacations Holding Corp	1,862	30,760
Bowlero Corp.* (a)	6,050	74,476

Brinker International, Inc.*	6,528	163,069
Century Casinos, Inc.*	4,231	27,755
Chuy's Holdings, Inc.*	2,811	65,159
Cracker Barrel Old Country Store, Inc.	3,373	312,272
Dave & Buster's Entertainment, Inc.*	6,453	200,237
Denny's Corp.*	8,284	77,952
Dine Brands Global, Inc.	2,159	137,226
El Pollo Loco Holdings, Inc.*	3,120	27,830
Everi Holdings, Inc.*	12,800	207,616
F45 Training Holdings, Inc.* (a)	5,639	17,425
First Watch Restaurant Group, Inc.*	1,340	19,403
Full House Resorts, Inc.*	4,990	28,044
Golden Entertainment, Inc.*	3,085	107,636
Hilton Grand Vacations, Inc.*	13,036	428,754
Inspirato, Inc.*	3,295	7,776
Inspired Entertainment, Inc.*	3,227	28,494
International Game Technology PLC	14,542	229,764
Jack in the Box, Inc.	3,178	235,395
Krispy Kreme, Inc.	10,797	124,489
Kura Sushi USA, Inc. "A"*	713	52,463
Life Time Group Holdings, Inc.*	6,208	60,528
Light & Wonder, Inc. "A"*	14,084	603,922
Lindblad Expeditions Holdings, Inc.*	4,676	31,610
Monarch Casino & Resort, Inc.*	2,011	112,898
NEOGAMES SA*	1,937	24,987
Noodles & Co.*	6,217	29,220
Papa John's International, Inc.	4,828	338,008
Portillo's, Inc. "A"*	3,460	68,127
RCI Hospitality Holdings, Inc.	1,266	82,720
Red Rock Resorts, Inc. "A"	7,484	256,402
Rush Street Interactive, Inc.*	9,089	33,448
Ruth's Hospitality Group, Inc.	4,945	83,373
SeaWorld Entertainment, Inc.*	6,238	283,891
Shake Shack, Inc. "A"*	5,637	253,552
Sonder Holdings, Inc.*	28,237	46,873
Sweetgreen, Inc. "A"* (a)	13,059	241,592
Target Hospitality Corp.*	4,439	56,020
Texas Roadhouse, Inc.	9,978	870,680
The Cheesecake Factory, Inc.	7,302	213,803
The ONE Group Hospitality, Inc.*	3,589	23,831
Vacasa, Inc. "A"*	16,417	50,400
Wingstop, Inc.	4,494	563,638
Xponential Fitness, Inc. "A"*	2,713	49,539
		7,492,967
Household Durables 1.5%
Aterian, Inc.* (a)	8,813	10,928
Beazer Homes U.S.A., Inc.*	4,420	42,741
Cavco Industries, Inc.*	1,321	271,809
Century Communities, Inc.	4,293	183,655
Dream Finders Homes, Inc. "A"*	3,050	32,330
Ethan Allen Interiors, Inc.	3,341	70,629
GoPro, Inc. "A"*	19,479	96,031
Green Brick Partners, Inc.*	3,998	85,477
Helen of Troy Ltd.*	3,566	343,905
Hovnanian Enterprises, Inc. "A"*	785	28,025
Installed Building Products, Inc.	3,528	285,733
iRobot Corp.*	4,034	227,235
KB Home	11,824	306,478

Landsea Homes Corp.*	1,234	5,886
La-Z-Boy, Inc.	6,467	145,960
Legacy Housing Corp.*	1,257	21,558
LGI Homes, Inc.*	3,045	247,772
Lifetime Brands, Inc.	1,845	12,491
Lovesac Co.*	2,105	42,900
M.D.C. Holdings, Inc.	8,561	234,743
M/I Homes, Inc.*	4,027	145,898
Meritage Homes Corp.*	5,435	381,917
Purple Innovation, Inc.*	8,614	34,887
Skyline Champion Corp.*	7,997	422,801
Snap One Holdings Corp.*	2,554	25,898
Sonos, Inc.*	19,180	266,602
Taylor Morrison Home Corp.*	16,392	382,261
Traeger, Inc.*	4,481	12,636
Tri Pointe Home, Inc.*	15,141	228,781
Tupperware Brands Corp.*	6,612	43,309
Universal Electronics, Inc.*	1,757	34,560
Vizio Holding Corp. "A"*	10,206	89,200
Vuzix Corp.* (a)	8,950	51,820
Weber, Inc. "A"	4,014	26,372
		4,843,228
Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc. "A"*	3,967	25,746
1stdibs.com, Inc.*	3,586	22,556
aka Brands Holding Corp.*	1,491	2,162
Bark, Inc.*	17,690	32,196
Boxed, Inc.*	7,574	6,983
CarParts.com, Inc.*	7,729	39,959
ContextLogic, Inc. "A"*	85,728	62,916
Duluth Holdings, Inc. "B"*	1,836	12,925
Groupon, Inc.*	3,131	24,923
Lands' End, Inc.*	2,303	17,779
Liquidity Services, Inc.*	3,782	61,495
Lulu's Fashion Lounge Holdings, Inc.*	2,379	11,086
Overstock.com, Inc.*	6,400	155,840
PetMed Express, Inc. (a)	3,056	59,653
Porch Group, Inc.*	12,419	27,943
Poshmark, Inc. "A"*	7,014	109,909
Quotient Technology, Inc.*	12,802	29,573
Qurate Retail, Inc.	52,565	105,656
RealReal, Inc.*	12,086	18,129
Rent the Runway, Inc. "A"*	6,771	14,896
Revolve Group, Inc.*	6,148	133,350
Rumbleon, Inc. "B"*	1,503	25,431
Stitch Fix, Inc. "A"*	11,868	46,879
Thredup, Inc. "A"*	8,498	15,636
Vivid Seats, Inc. "A"	3,593	27,522
Xometry, Inc. "A"*	5,074	288,153
		1,379,296
Leisure Products 0.4%
Acushnet Holdings Corp.	4,969	216,102
AMMO, Inc.* (a)	13,274	38,893
Clarus Corp.	4,329	58,312
Johnson Outdoors, Inc. "A"	820	42,074
Latham Group, Inc.*	6,257	22,463
Malibu Boats, Inc. "A"*	3,000	143,970
Marine Products Corp.	1,244	10,524

MasterCraft Boat Holdings, Inc.*	2,825	53,251
Smith & Wesson Brands, Inc.	6,619	68,639
Solo Brands, Inc. "A"*	3,177	12,072
Sturm, Ruger & Co., Inc.	2,593	131,698
Topgolf Callaway Brands Corp.*	21,041	405,250
Vista Outdoor, Inc.*	8,393	204,118
		1,407,366
Multiline Retail 0.1%
Big Lots, Inc.	4,243	66,233
Dillard's, Inc. "A"	609	166,111
Franchise Group, Inc.	4,140	100,602
		332,946
Specialty Retail 2.3%
Aaron's Co., Inc.	4,387	42,642
Abercrombie & Fitch Co. "A"*	7,457	115,956
Academy Sports & Outdoors, Inc.	12,342	520,586
American Eagle Outfitters, Inc. (a)	23,170	225,444
America's Car-Mart, Inc.*	895	54,613
Arko Corp.	12,791	120,108
Asbury Automotive Group, Inc.*	3,321	501,803
Bed Bath & Beyond, Inc.* (a)	11,988	73,007
Big 5 Sporting Goods Corp. (a)	3,195	34,314
Boot Barn Holdings, Inc.*	4,434	259,212
Build-a-bear Workshop, Inc.	2,068	27,566
Caleres, Inc.	5,240	126,913
Camping World Holdings, Inc. "A" (a)	5,783	146,426
Cato Corp. "A"	2,598	24,785
Chico's FAS, Inc.*	18,439	89,245
Citi Trends, Inc.*	1,210	18,767
Conn's, Inc.*	1,882	13,325
Designer Brands, Inc. "A"	8,314	127,287
Destination XL Group, Inc.*	8,701	47,159
Evgo, Inc.* (a)	10,243	81,022
Express, Inc.*	9,296	10,133
Foot Locker, Inc.	12,217	380,315
Genesco, Inc.*	2,001	78,679
Group 1 Automotive, Inc.	2,274	324,886
GrowGeneration Corp.*	8,491	29,719
Guess?, Inc. (a)	5,157	75,653
Haverty Furniture Companies, Inc.	2,198	54,730
Hibbett, Inc.	1,872	93,244
JOANN, Inc. (a)	1,803	11,936
LL Flooring Holdings, Inc.*	4,560	31,601
MarineMax, Inc.*	3,186	94,911
Monro, Inc.	4,718	205,044
Murphy USA, Inc.	3,217	884,385
National Vision Holdings, Inc.*	11,715	382,495
ODP Corp.*	6,325	222,324
OneWater Marine, Inc. "A"*	1,650	49,682
Party City Holdco, Inc.*	16,985	26,836
Rent-A-Center, Inc.	7,964	139,450
Sally Beauty Holdings, Inc.*	16,110	202,986
Shoe Carnival, Inc.	2,667	57,180
Signet Jewelers Ltd.	6,824	390,265
Sleep Number Corp.*	3,245	109,713
Sonic Automotive, Inc. "A"	3,027	131,069
Sportsman's Warehouse Holdings, Inc.*	6,490	53,867
The Buckle, Inc.	4,552	144,116

The Children's Place, Inc.*	1,994	61,595
The Container Store Group, Inc.*	5,043	24,711
Tile Shop Holdings, Inc.	5,250	18,480
Tilly's, Inc. "A"	3,686	25,507
Torrid Holdings, Inc.* (a)	2,045	8,528
TravelCenters of America, Inc.*	1,900	102,467
Urban Outfitters, Inc.*	9,526	187,186
Volta, Inc.*	17,725	21,447
Warby Parker, Inc. "A"* (a)	12,539	167,270
Winmark Corp.	415	89,781
Zumiez, Inc.*	2,274	48,959
		7,591,330
Textiles, Apparel & Luxury Goods 0.6%
Allbirds, Inc. "A"*	13,735	41,754
Crocs, Inc.*	9,103	625,012
Ermenegildo Zegna NV	6,895	74,121
Fossil Group, Inc.*	6,571	22,473
G-III Apparel Group Ltd.*	6,636	99,208
Kontoor Brands, Inc.	8,257	277,518
Movado Group, Inc.	2,363	66,589
Oxford Industries, Inc.	2,236	200,748
PLBY Group, Inc.* (a)	4,422	17,821
Rocky Brands, Inc.	982	19,699
Steven Madden Ltd.	11,545	307,905
Superior Group of Companies, Inc.	1,660	14,741
Unifi, Inc.*	2,113	20,095
Wolverine World Wide, Inc.	11,486	176,769
		1,964,453
Consumer Staples 3.4%
Beverages 0.5%
Celsius Holdings, Inc.*	8,285	751,284
Coca-Cola Consolidated, Inc.	704	289,858
MGP Ingredients, Inc.	2,111	224,104
National Beverage Corp.	3,542	136,508
Primo Water Corp.	23,734	297,862
The Duckhorn Portfolio, Inc.*	5,467	78,889
The Vita Coco Co., Inc*	4,067	46,323
Vintage Wine Estates, Inc.*	4,721	13,077
		1,837,905
Food & Staples Retailing 0.6%
HF Foods Group, Inc.*	5,299	20,507
Ingles Markets, Inc. "A"	2,129	168,638
Natural Grocers by Vitamin Cottage, Inc.	1,461	15,764
PriceSmart, Inc.	3,702	213,198
Rite Aid Corp.*	8,323	41,199
SpartanNash Co.	5,380	156,128
Sprouts Farmers Market, Inc.*	15,943	442,418
The Andersons, Inc.	4,808	149,192
The Chefs' Warehouse, Inc.*	5,134	148,732
United Natural Foods, Inc.*	8,715	299,534
Village Super Market, Inc. "A"	1,335	25,806
Weis Markets, Inc.	2,461	175,322
		1,856,438
Food Products 1.2%
Alico, Inc.	925	26,122

AppHarvest, Inc.*	10,332	20,354
B&G Foods, Inc. (a)	10,452	172,354
Benson Hill, Inc.*	25,963	71,139
Beyond Meat, Inc.* (a)	9,221	130,662
Brc, Inc.*	3,736	28,879
Calavo Growers, Inc.	2,599	82,518
Cal-Maine Foods, Inc.	5,682	315,862
Fresh Del Monte Produce, Inc.	4,592	106,718
Hain Celestial Group, Inc.*	11,301	190,761
Hostess Brands, Inc.*	20,181	469,006
J & J Snack Foods Corp.	2,278	294,933
John B. Sanfilippo & Son, Inc.	1,320	99,964
Lancaster Colony Corp.	2,910	437,315
Landec Corp.*	3,778	33,586
Local Bounti Corp.*	6,200	17,608
Mission Produce, Inc.*	6,052	87,512
Seneca Foods Corp. "A"*	764	38,536
Simply Good Foods Co.*	13,523	432,601
Sovos Brands, Inc.*	5,647	80,413
Sunopta, Inc.*	14,674	133,533
Tattooed Chef, Inc.* (a)	7,188	35,796
Tootsie Roll Industries, Inc.	2,313	76,977
TreeHouse Foods, Inc.*	7,619	323,198
Utz Brands, Inc.	9,888	149,309
Vital Farms, Inc.*	4,319	51,698
Whole Earth Brands, Inc.*	6,383	24,511
		3,931,865
Household Products 0.3%
Central Garden & Pet Co.*	1,483	53,447
Central Garden & Pet Co. "A"*	5,891	201,237
Energizer Holdings, Inc.	9,991	251,174
WD-40 Co.	2,047	359,740
		865,598
Personal Products 0.7%
BellRing Brands, Inc.*	19,778	407,625
Edgewell Personal Care Co.	7,615	284,801
elf Beauty, Inc.*	7,285	274,062
Herbalife Nutrition Ltd.*	14,563	289,658
Inter Parfums, Inc.	2,696	203,440
Medifast, Inc.	1,613	174,785
Nature's Sunshine Products, Inc.*	1,954	16,101
Nu Skin Enterprises, Inc. "A"	7,490	249,941
The Beauty Health Co.*	14,989	176,720
The Honest Co., Inc.*	10,340	36,190
Thorne HealthTech, Inc.*	1,991	9,417
USANA Health Sciences, Inc.*	1,644	92,146
Veru, Inc.* (a)	9,772	112,574
		2,327,460
Tobacco 0.1%
22nd Century Group, Inc.*	23,177	21,492
Turning Point Brands, Inc.	2,242	47,598
Universal Corp.	3,627	166,987
Vector Group Ltd.	21,572	190,049
		426,126

Energy 6.0%
Energy Equipment & Services 1.6%
Archrock, Inc.	20,403	130,987
Borr Drilling Ltd.*	29,001	96,283
Bristow Group, Inc.*	3,543	83,225
Cactus, Inc. "A"	8,855	340,298
ChampionX Corp.	30,656	599,938
Diamond Offshore Drilling, Inc.*	15,087	100,027
DMC Global, Inc.*	2,839	45,367
Dril-Quip, Inc.*	5,150	100,528
Expro Group Holdings NV*	11,669	148,663
Helix Energy Solutions Group, Inc.*	21,539	83,141
Helmerich & Payne, Inc.	15,424	570,225
Liberty Energy, Inc.*	21,434	271,783
Nabors Industries Ltd.*	1,364	138,378
National Energy Services Reunited Corp.*	5,594	33,228
Newpark Resources, Inc.*	13,152	33,143
NexTier Oilfield Solutions, Inc.*	26,399	195,353
Noble Corp. PLC	10,971	324,522
Oceaneering International, Inc.*	14,838	118,110
Oil States International, Inc.*	9,159	35,628
Patterson-UTI Energy, Inc.	32,207	376,178
Profrac Holding Corp. "A"*	1,918	29,173
ProPetro Holding Corp.*	13,212	106,357
RPC, Inc.	10,833	75,073
Select Energy Services, Inc. "A"*	10,633	74,112
Solaris Oilfield Infrastructure, Inc. "A"	4,525	42,354
TETRA Technologies, Inc.*	18,801	67,496
Tidewater, Inc.*	6,320	137,144
U.S. Silica Holdings, Inc.*	11,138	121,961
Valaris Ltd.*	9,134	447,018
Weatherford International PLC*	10,600	342,274
		5,267,967
Oil, Gas & Consumable Fuels 4.4%
Aemetis, Inc.*	4,419	27,044
Alto Ingredients, Inc.*	10,918	39,741
Amplify Energy Corp.*	5,173	33,987
Arch Resources, Inc.	2,284	270,882
Archaea Energy, Inc.*	8,953	161,244
Ardmore Shipping Corp.*	5,080	46,380
Battalion Oil Corp.*	538	6,402
Berry Corp.	11,463	85,972
Brigham Minerals, Inc. "A"	7,856	193,807
California Resources Corp.	11,281	433,529
Callon Petroleum Co.*	7,389	258,689
Centrus Energy Corp. "A"*	1,639	67,166
Chord Energy Corp. (a)	6,182	845,512
Civitas Resources, Inc.	11,058	634,619
Clean Energy Fuels Corp.*	25,499	136,165
CNX Resources Corp.*	27,785	431,501
Comstock Resources, Inc.*	13,755	237,824
CONSOL Energy, Inc.	5,147	331,055
Crescent Energy Co. "A"	4,887	65,828
CVR Energy, Inc.	4,322	125,252
Delek U.S. Holdings, Inc.	10,595	287,548
Denbury, Inc.*	7,461	643,586
DHT Holdings, Inc.	20,267	153,218

Dorian LPG Ltd.	4,570	62,015
Earthstone Energy, Inc. "A"*	6,599	81,300
Empire Petroleum Corp.*	1,403	18,449
Energy Fuels, Inc.*	23,450	143,514
Equitrans Midstream Corp.	61,671	461,299
Excelerate Energy, Inc. "A"	2,858	66,877
FLEX LNG Ltd.* (a)	4,295	136,023
Frontline Ltd. (a)	18,386	200,959
Gevo, Inc.*	29,649	67,600
Golar LNG Ltd.*	15,158	377,737
Green Plains, Inc.*	7,914	230,060
Gulfport Energy Corp.*	1,649	145,590
HighPeak Energy, Inc.	936	20,274
International Seaways, Inc.	7,430	261,016
Kinetik Holdings, Inc.	2,571	83,763
Kosmos Energy Ltd.*	67,801	350,531
Laredo Petroleum, Inc.*	2,564	161,147
Magnolia Oil & Gas Corp. "A"	25,027	495,785
Matador Resources Co.	16,758	819,801
Murphy Oil Corp.	22,107	777,503
NACCO Industries, Inc. "A"	586	27,560
NextDecade Corp*	4,502	27,102
Nordic American Tankers Ltd.	29,472	78,690
Northern Oil and Gas, Inc.	10,021	274,676
Par Pacific Holdings, Inc.*	7,361	120,794
PBF Energy, Inc. "A"*	14,524	510,664
Peabody Energy Corp.*	17,652	438,123
Permian Resources Corp.*	30,951	210,467
Ranger Oil Corp. "A"	2,934	92,274
REX American Resources Corp.*	2,313	64,579
Riley Exploration Permian, Inc.	1,549	29,400
Ring Energy, Inc.*	12,535	29,081
Sandridge Energy, Inc.*	4,629	75,499
Scorpio Tankers, Inc.	7,247	304,664
SFL Corp. Ltd.	17,355	158,104
Silverbow Resources, Inc.*	1,703	45,777
Sitio Royalties Corp.	1,795	39,687
SM Energy Co.	18,170	683,374
Talos Energy, Inc.*	9,937	165,451
Teekay Corp.*	10,677	38,330
Teekay Tankers Ltd. "A"*	3,333	91,791
Tellurian, Inc.*	76,607	183,091
Uranium Energy Corp.*	48,118	168,413
Ur-Energy, Inc.*	32,340	35,251
Vaalco Energy, Inc.	8,510	37,104
Vertex Energy, Inc.* (a)	7,883	49,111
W&T Offshore, Inc.*	13,889	81,390
World Fuel Services Corp.	9,077	212,765
		14,751,406
Financials 16.9%
Banks 9.9%
1st Source Corp.	2,458	113,805
ACNB Corp.	1,234	37,069
Allegiance Bancshares, Inc.	2,755	114,691
Amalgamated Financial Corp.	2,107	47,513
Amerant Bancorp, Inc.	4,234	105,173
American National Bankshares, Inc.	1,579	50,449

Ameris Bancorp.	9,912	443,166
Arrow Financial Corp.	2,174	62,664
Associated Banc-Corp.	22,273	447,242
Atlantic Union Bankshares Corp.	11,215	340,712
Banc of California, Inc.	7,661	122,346
BancFirst Corp.	2,947	263,668
Bank First Corp.	968	74,033
Bank of Marin Bancorp.	2,356	70,562
Bank of NT Butterfield & Son Ltd.	7,463	242,249
BankUnited, Inc.	11,533	394,083
Bankwell Financial Group, Inc.	828	24,103
Banner Corp.	5,139	303,612
Bar Harbor Bankshares	2,246	59,564
BayCom Corp.	1,876	32,980
BCB Bancorp., Inc.	2,103	35,393
Berkshire Hills Bancorp., Inc.	6,453	176,167
Blue Ridge Bankshares, Inc.	2,632	33,453
Brookline Bancorp., Inc.	11,510	134,091
Business First Bancshares, Inc.	3,296	70,963
Byline Bancorp., Inc.	3,758	76,100
Cadence Bank	26,958	685,003
Cambridge Bancorp.	1,038	82,770
Camden National Corp.	2,111	89,929
Capital Bancorp., Inc	1,368	31,601
Capital City Bank Group, Inc.	1,984	61,722
Capstar Financial Holdings, Inc.	3,154	58,444
Carter Bankshares, Inc.*	3,718	59,860
Cathay General Bancorp.	10,732	412,753
CBTX, Inc.	2,740	80,145
Central Pacific Financial Corp.	4,092	84,663
Citizens & Northern Corp.	2,252	54,453
City Holding Co.	2,162	191,748
Civista Bancshares, Inc.	2,263	46,980
CNB Financial Corp.	2,469	58,194
Coastal Financial Corp.*	1,570	62,392
Colony Bankcorp, Inc.	2,375	30,946
Columbia Banking System, Inc.	11,806	341,075
Community Bank System, Inc.	7,957	478,057
Community Trust Bancorp., Inc.	2,345	95,090
ConnectOne Bancorp., Inc.	5,637	129,989
CrossFirst Bankshares, Inc.*	6,780	88,479
Customers Bancorp., Inc.*	4,665	137,524
CVB Financial Corp.	19,779	500,804
Dime Community Bancshares, Inc.	4,756	139,256
Eagle Bancorp., Inc.	4,777	214,105
Eastern Bankshares, Inc.	23,119	454,057
Enterprise Bancorp., Inc.	1,421	42,502
Enterprise Financial Services Corp.	5,306	233,676
Equity Bancshares, Inc. "A"	2,278	67,497
Esquire Financial Holdings, Inc.	1,016	38,151
Farmers & Merchants Bancorp., Inc.	1,770	47,560
Farmers National Banc Corp.	4,637	60,698
FB Financial Corp.	5,256	200,832
Financial Institutions, Inc.	2,311	55,626
First BanCorp.	27,463	375,694
First BanCorp. - North Carolina	5,332	195,045
First Bancorp., Inc.	1,499	41,297
First Bancshares, Inc.	3,022	90,267

First Bank	2,203	30,115
First Busey Corp.	7,787	171,158
First Business Financial Services, Inc.	1,169	37,770
First Commonwealth Financial Corp.	14,176	182,020
First Community Bancshares, Inc.	2,477	79,338
First Financial Bancorp.	13,991	294,930
First Financial Bankshares, Inc.	19,480	814,848
First Financial Corp.	1,727	78,043
First Foundation, Inc.	7,754	140,658
First Guaranty Bancshares, Inc.	887	19,408
First Internet Bancorp.	1,381	46,761
First Interstate BancSystem, Inc. "A"	13,566	547,388
First Merchants Corp.	8,578	331,797
First Mid Bancshares, Inc.	2,678	85,616
First of Long Island Corp.	3,227	55,633
First Western Financial, Inc.*	1,154	28,446
Five Star Bancorp.	1,921	54,480
Flushing Financial Corp.	4,297	83,233
Fulton Financial Corp.	24,157	381,681
FVCBankcorp, Inc.*	1,744	33,432
German American Bancorp., Inc.	4,188	149,553
Glacier Bancorp., Inc.	16,659	818,457
Great Southern Bancorp., Inc.	1,407	80,297
Guaranty Bancshares, Inc.	1,253	43,341
Hancock Whitney Corp.	12,897	590,812
Hanmi Financial Corp.	4,599	108,904
HarborOne Bancorp, Inc.	6,407	85,982
HBT Financial, Inc.	1,581	28,695
Heartland Financial U.S.A., Inc.	6,167	267,401
Heritage Commerce Corp.	8,930	101,266
Heritage Financial Corp.	5,046	133,568
Hilltop Holdings, Inc.	7,324	182,001
Home BancShares, Inc.	28,490	641,310
HomeStreet, Inc.	2,728	78,594
HomeTrust Bancshares, Inc.	2,270	50,167
Hope Bancorp., Inc.	17,421	220,201
Horizon Bancorp, Inc.	6,121	109,933
Independent Bank Corp.	9,919	566,266
Independent Bank Group, Inc.	5,292	324,876
International Bancshares Corp.	7,921	336,642
John Marshall Bancorp, Inc.	1,664	40,868
Lakeland Bancorp., Inc.	9,504	152,159
Lakeland Financial Corp.	3,676	267,650
Live Oak Bancshares, Inc.	4,921	150,583
Macatawa Bank Corp.	4,162	38,540
Mercantile Bank Corp.	2,329	69,195
Metrocity Bankshares, Inc.	2,860	56,170
Metropolitan Bank Holding Corp.*	1,555	100,080
Mid Penn Bancorp, Inc.	2,190	62,919
Midland States Bancorp., Inc.	3,081	72,619
MidWestOne Financial Group, Inc.	2,066	56,381
MVB Financial Corp.	1,582	44,027
National Bank Holdings Corp. "A"	4,301	159,094
NBT Bancorp., Inc.	6,249	237,150
Nicolet Bankshares, Inc.*	1,813	127,708
Northeast Bank	983	36,047
Northwest Bancshares, Inc.	18,160	245,342
OceanFirst Financial Corp.	8,794	163,920

OFG Bancorp.	6,826	171,537
Old National Bancorp.	43,894	722,934
Old Second Bancorp., Inc.	6,491	84,708
Origin Bancorp, Inc.	3,400	130,798
Orrstown Financial Services, Inc.	1,526	36,502
Pacific Premier Bancorp., Inc.	14,052	435,050
Park National Corp.	2,146	267,134
Parke Bancorp., Inc.	1,474	30,895
Pathward Financial, Inc.	4,366	143,903
PCB Bancorp.	1,703	30,773
PCSB Financial Corp.	1,828	32,776
Peapack-Gladstone Financial Corp.	2,612	87,894
Peoples Bancorp., Inc.	4,061	117,485
Peoples Financial Services Corp.	1,001	46,887
Preferred Bank	1,932	126,024
Premier Financial Corp.	5,359	137,726
Primis Financial Corp.	3,229	39,168
Professional Holding Corp. "A"*	1,892	49,078
QCR Holdings, Inc.	2,322	118,283
RBB Bancorp.	2,264	47,046
Red River Bancshares, Inc.	632	31,240
Renasant Corp.	8,221	257,153
Republic Bancorp., Inc. "A"	1,293	49,522
Republic First Bancorp., Inc.*	6,738	19,069
S&T Bancorp., Inc.	5,872	172,108
Sandy Spring Bancorp., Inc.	6,434	226,863
Seacoast Banking Corp. of Florida	9,089	274,760
ServisFirst Bancshares, Inc.	7,517	601,360
Shore Bancshares, Inc.	2,606	45,136
Sierra Bancorp.	2,103	41,534
Silvergate Capital Corp. "A"*	4,702	354,296
Simmons First National Corp. "A"	18,205	396,687
SmartFinancial, Inc.	2,422	59,848
South Plains Financial, Inc.	1,510	41,616
South State Corp.	11,229	888,438
Southern First Bancshares, Inc.*	1,130	47,076
Southside Bancshares, Inc.	4,594	162,444
Stock Yards Bancorp., Inc.	4,305	292,783
Summit Financial Group, Inc.	1,703	45,879
Texas Capital Bancshares, Inc.*	7,412	437,530
The Bancorp, Inc.*	8,385	184,302
Third Coast Bancshares, Inc.*	1,857	31,773
Tompkins Financial Corp.	2,115	153,591
TowneBank	10,114	271,359
TriCo Bancshares	4,583	204,631
Triumph Bancorp., Inc.*	3,444	187,181
Trustmark Corp.	9,194	281,612
UMB Financial Corp.	6,572	553,954
United Bankshares, Inc.	19,407	693,800
United Community Banks, Inc.	15,931	527,316
Unity Bancorp., Inc.	1,028	25,813
Univest Financial Corp.	4,465	104,838
USCB Financial Holdings, Inc.*	1,558	20,425
Valley National Bancorp.	64,411	695,639
Veritex Holdings, Inc.	7,931	210,885
Washington Federal, Inc.	9,666	289,787
Washington Trust Bancorp., Inc.	2,617	121,638
WesBanco, Inc.	8,762	292,388

West BanCorp, Inc.	2,459	51,172
Westamerica BanCorp.	3,893	203,565
		32,897,820
Capital Markets 1.5%
Artisan Partners Asset Management, Inc. "A"	8,994	242,208
AssetMark Financial Holdings, Inc.*	3,362	61,491
Associated Capital Group, Inc. "A"	276	10,146
B. Riley Financial, Inc.	2,997	133,426
Bakkt Holdings, Inc.* (a)	8,220	18,742
BGC Partners, Inc. "A"	48,013	150,761
Blucora, Inc.*	7,104	137,391
Brightsphere Investment Group, Inc.	4,890	72,910
Cohen & Steers, Inc.	3,811	238,683
Cowen, Inc. "A"	3,944	152,396
Diamond Hill Investment Group, Inc.	453	74,745
Donnelley Financial Solutions, Inc.*	3,825	141,410
Federated Hermes, Inc.	12,649	418,935
Focus Financial Partners, Inc. "A"*	8,745	275,555
GAMCO Investors, Inc. "A"	754	12,856
GCM Grosvenor, Inc. "A"	6,451	50,898
Hamilton Lane, Inc. "A"	5,306	316,291
Houlihan Lokey, Inc.	7,426	559,772
Manning & Napier, Inc.	2,318	28,442
Marketwise, Inc.*	2,455	5,597
Moelis & Co. "A"	9,429	318,795
Open Lending Corp. "A"*	15,937	128,134
Oppenheimer Holdings, Inc. "A"	1,283	39,747
Perella Weinberg Partners	5,982	37,866
Piper Sandler Companies	2,505	262,374
PJT Partners, Inc. "A"	3,475	232,200
Pzena Investment Management, Inc. "A"	2,623	24,866
Sculptor Capital Management, Inc.	3,811	33,689
Silvercrest Asset Management Group, Inc. "A"	1,455	23,789
StepStone Group, Inc. "A"	7,924	194,217
StoneX Group, Inc.*	2,579	213,902
Value Line, Inc.	100	4,390
Victory Capital Holdings, Inc. "A"	2,411	56,200
Virtus Investment Partners, Inc.	1,024	163,349
WisdomTree Investments, Inc.	20,300	95,004
		4,931,177
Consumer Finance 0.7%
Atlanticus Holdings Corp.*	617	16,184
Bread Financial Holdings, Inc.	7,515	236,347
Consumer Portfolio Services, Inc.*	1,314	9,553
Curo Group Holdings Corp.	3,151	12,636
Encore Capital Group, Inc.*	3,510	159,635
Enova International, Inc.*	4,630	135,520
EZCORP, Inc. "A"*	7,553	58,234
FirstCash Holdings, Inc.	5,785	424,330
Green Dot Corp. "A"*	7,314	138,820
LendingClub Corp.*	15,194	167,894
LendingTree, Inc.*	1,525	36,386
Moneylion, Inc.*	17,067	15,234
Navient Corp.	16,544	243,031
Nelnet, Inc. "A"	2,138	169,308
Nerdwallet, Inc. "A"*	3,729	33,076
Oportun Financial Corp.*	4,017	17,554
Oppfi, Inc.*	1,931	4,441

PRA Group, Inc.*	5,680	186,645
PROG Holdings, Inc.*	7,474	111,961
Regional Management Corp.	1,129	31,657
Sunlight Financial Holdings, Inc.*	3,510	4,352
World Acceptance Corp.*	592	57,317
		2,270,115
Diversified Financial Services 0.3%
Alerus Financial Corp.	2,306	50,963
A-Mark Precious Metals, Inc.	2,692	76,426
Banco Latinoamericano de Comercio Exterior SA "E"	4,273	55,805
Cannae Holdings, Inc.*	10,593	218,851
Compass Diversified Holdings	9,316	168,247
Jackson Financial, Inc. "A"	11,321	314,158
Swk Holdings Corp.*	529	8,993
		893,443
Insurance 2.0%
Ambac Financial Group, Inc.*	6,544	83,436
American Equity Investment Life Holding Co.	10,720	399,749
AMERISAFE, Inc.	2,883	134,723
Argo Group International Holdings Ltd.	4,626	89,097
Bright Health Group, Inc.*	28,047	29,449
BRP Group, Inc. "A"*	8,787	231,537
CNO Financial Group, Inc.	16,824	302,327
Crawford & Co. "A"	2,763	15,860
Donegal Group, Inc. "A"	2,368	31,944
eHealth, Inc.*	3,751	14,666
Employers Holdings, Inc.	4,146	142,996
Enstar Group Ltd.*	1,673	283,724
Genworth Financial, Inc. "A"*	74,644	261,254
Goosehead Insurance, Inc. "A"*	2,868	102,216
Greenlight Capital Re Ltd. "A"*	3,838	28,555
HCI Group, Inc.	944	37,005
Hippo Holdings, Inc.	2,367	43,858
Horace Mann Educators Corp.	6,043	213,257
Investors Title Co.	183	25,803
James River Group Holdings Ltd.	5,532	126,185
Kinsale Capital Group, Inc.	3,219	822,197
Lemonade, Inc.* (a)	6,990	148,048
MBIA, Inc.* (a)	7,239	66,599
Mercury General Corp.	4,036	114,703
National Western Life Group, Inc. "A"	332	56,706
NI Holdings, Inc.*	1,387	18,530
Oscar Health, Inc. "A"*	17,776	88,702
Palomar Holdings, Inc.*	3,649	305,494
ProAssurance Corp.	8,121	158,441
RLI Corp.	5,850	598,923
Root, Inc. "A"*	1,127	8,881
Safety Insurance Group, Inc.	2,138	174,375
Selective Insurance Group, Inc.	8,943	727,960
Selectquote, Inc.*	19,606	14,312
SiriusPoint Ltd.*	13,573	67,186
Stewart Information Services Corp.	4,026	175,695
Tiptree, Inc.	3,736	40,199
Trean Insurance Group, Inc.*	3,450	11,730
Trupanion, Inc.*	5,856	348,022

United Fire Group, Inc.	3,155	90,643
Universal Insurance Holdings, Inc.	3,843	37,854
		6,672,841
Mortgage Real Estate Investment Trusts (REITs) 1.1%
AFC Gamma, Inc.	2,327	35,603
Angel Oak Mortgage, Inc.	1,710	20,486
Apollo Commercial Real Estate Finance, Inc.	21,075	174,922
Arbor Realty Trust, Inc. (a)	24,434	280,991
Ares Commercial Real Estate Corp.	7,437	77,717
ARMOUR Residential REIT, Inc.	16,561	80,652
Blackstone Mortgage Trust, Inc. "A"	25,398	592,789
BrightSpire Capital, Inc.	14,381	90,744
Broadmark Realty Capital, Inc.	19,634	100,330
Chicago Atlantic Real Estate Finance, Inc.	722	10,404
Chimera Investment Corp. (a)	34,561	180,408
Claros Mortgage Trust, Inc. (a)	13,789	161,883
Dynex Capital, Inc.	6,304	73,442
Ellington Financial, Inc.	8,594	97,714
Franklin BSP Realty Trust, Inc. (a)	12,637	136,100
Granite Point Mortgage Trust, Inc.	7,518	48,416
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	12,777	382,416
Invesco Mortgage Capital Reit	4,823	53,535
KKR Real Estate Finance Trust, Inc.	8,348	135,655
Ladder Capital Corp.	17,107	153,279
MFA Financial, Inc.	15,443	120,147
New York Mortgage Trust, Inc.	57,388	134,288
Nexpoint Real Estate Finance, Inc.	1,135	17,002
Orchid Island Capital, Inc. (a)	5,435	44,567
PennyMac Mortgage Investment Trust	13,471	158,688
Ready Capital Corp.	10,852	110,039
Redwood Trust, Inc.	17,123	98,286
TPG RE Finance Trust, Inc.	10,469	73,283
Two Harbors Investment Corp.	51,856	172,162
		3,815,948
Thrifts & Mortgage Finance 1.4%
Axos Financial, Inc.*	8,599	294,344
Blue Foundry Bancorp.*	4,013	44,745
Bridgewater Bancshares, Inc.*	3,234	53,264
Capitol Federal Financial, Inc.	19,195	159,318
Columbia Financial, Inc.*	5,053	106,770
Enact Holdings, Inc. (a)	4,402	97,592
Essent Group Ltd.	15,780	550,249
Federal Agricultural Mortgage Corp. "C"	1,375	136,317
Finance of America Companies, Inc. "A"*	5,534	8,190
Flagstar Bancorp., Inc.	7,834	261,656
Greene County Bancorp., Inc.	497	28,463
Hingham Institution For Savings The	217	54,491
Home Bancorp., Inc.	1,080	42,109
Home Point Capital, Inc. (a)	1,180	1,817
Kearny Financial Corp.	8,702	92,415
Luther Burbank Corp.	2,316	26,912
Merchants Bancorp.	2,394	55,230
Mr Cooper Group, Inc.*	10,466	423,873
NMI Holdings, Inc. "A"*	12,340	251,366
Northfield Bancorp., Inc.	6,626	94,818
PennyMac Financial Services, Inc.	4,124	176,920
Pioneer Bancorp., Inc.*	1,923	18,307
Provident Bancorp, Inc.	2,053	29,378

Provident Financial Services, Inc.	10,766	209,937
Radian Group, Inc.	24,037	463,674
Southern Missouri Bancorp., Inc.	1,202	61,338
Sterling Bancorp., Inc.*	2,492	15,027
TrustCo Bank Corp. NY	2,817	88,510
Velocity Financial, Inc.*	1,318	14,287
Walker & Dunlop, Inc.	4,601	385,242
Waterstone Financial, Inc.	2,938	47,478
WSFS Financial Corp.	9,367	435,191
		4,729,228
Health Care 18.4%
Biotechnology 8.2%
2seventy bio, Inc.*	5,683	82,688
4D Molecular Therapeutics, Inc.*	4,326	34,781
Aadi Bioscience, Inc.*	2,100	29,673
ACADIA Pharmaceuticals, Inc.*	18,051	295,314
Adicet Bio, Inc.*	4,290	61,004
ADMA Biologics, Inc.*	27,038	65,702
Aerovate Therapeutics, Inc.*	1,330	22,051
Affimed NV*	20,654	42,547
Agenus, Inc.* (a)	42,733	87,603
Agios Pharmaceuticals, Inc.*	8,187	231,528
Akero Therapeutics, Inc.* (a)	4,067	138,481
Albireo Pharma, Inc.*	2,600	50,336
Alector, Inc.*	9,368	88,621
Alkermes PLC*	24,454	546,058
Allogene Therapeutics, Inc.*	11,969	129,265
Allovir, Inc.*	4,336	34,211
Alpine Immune Sciences, Inc.*	2,288	16,474
ALX Oncology Holdings, Inc.*	3,388	32,423
Amicus Therapeutics, Inc.*	41,382	432,028
AnaptysBio, Inc.*	2,936	74,897
Anavex Life Sciences Corp.*	10,291	106,203
Anika Therapeutics, Inc.*	2,197	52,289
Apellis Pharmaceuticals, Inc.*	13,993	955,722
Arbutus Biopharma Corp.*	15,697	29,981
Arcellx, Inc.*	4,405	82,682
Arcturus Therapeutics Holdings, Inc.*	3,500	51,870
Arcus Biosciences, Inc.*	7,715	201,824
Arcutis Biotherapeutics, Inc.*	6,056	115,730
Arrowhead Pharmaceuticals, Inc.*	15,453	510,722
Atara Biotherapeutics, Inc.*	13,431	50,769
Aura Biosciences, Inc.*	2,665	48,290
Aurinia Pharmaceuticals, Inc.* (a)	20,187	151,806
Avid Bioservices, Inc.*	9,191	175,732
Avidity Biosciences, Inc.*	7,645	124,843
Beam Therapeutics, Inc.*	9,534	454,200
BioCryst Pharmaceuticals, Inc.*	27,829	350,645
Biohaven Pharmaceutical Holding Co., Ltd.*	9,428	1,425,231
Bioxcel Therapeutics, Inc.*	2,978	35,200
Bluebird Bio, Inc.*	11,568	73,225
Blueprint Medicines Corp.*	8,895	586,092
Bridgebio Pharma, Inc.*	15,528	154,348
C4 Therapeutics, Inc.*	6,005	52,664
CareDx, Inc.*	7,681	130,731
Caribou Biosciences, Inc.*	8,164	86,130
Catalyst Pharmaceuticals, Inc.*	14,313	183,636

Celldex Therapeutics, Inc.*	6,884	193,509
Celularity, Inc.* (a)	9,831	22,710
Century Therapeutics, Inc.*	3,009	29,759
Cerevel Therapeutics Holdings, Inc.*	8,156	230,489
ChemoCentryx, Inc.*	9,380	484,571
Chimerix, Inc.*	12,848	24,797
Chinook Therapeutics, Inc.*	7,420	145,877
Cogent Biosciences, Inc.*	9,558	142,605
Coherus Biosciences, Inc.*	11,072	106,402
Crinetics Pharmaceuticals, Inc.*	7,933	155,804
CTI BioPharma Corp.*	14,923	86,852
Cullinan Oncology, Inc*	4,332	55,536
Cytokinetics, Inc.*	12,222	592,156
Day One Biopharmaceuticals, Inc.*	4,119	82,504
Deciphera Pharmaceuticals, Inc.*	6,801	125,818
Denali Therapeutics, Inc.*	14,791	453,936
Design Therapeutics, Inc.*	5,097	85,222
Dynavax Technologies Corp.* (a)	17,762	185,435
Dyne Therapeutics, Inc.*	4,605	58,484
Eagle Pharmaceuticals, Inc.*	1,510	39,894
Editas Medicine, Inc.*	10,392	127,198
Eiger BioPharmaceuticals, Inc.*	5,951	44,811
Emergent BioSolutions, Inc.*	7,558	158,642
Enanta Pharmaceuticals, Inc.*	2,939	152,446
Enochian Biosciences, Inc.*	2,857	5,171
EQRx, Inc.* (a)	30,003	148,515
Erasca, Inc.*	9,790	76,362
Fate Therapeutics, Inc.*	12,490	279,901
FibroGen, Inc.*	12,947	168,440
Foghorn Therapeutics, Inc.*	2,986	25,620
Forma Therapeutics Holdings, Inc.*	5,478	109,286
Generation Bio Co.*	7,055	37,462
Geron Corp.*	54,167	126,751
Global Blood Therapeutics, Inc.*	9,639	656,416
Gossamer Bio, Inc.*	9,395	112,552
GreenLight Biosciences Holdings PBC*	10,512	24,388
Halozyme Therapeutics, Inc.*	20,216	799,341
Heron Therapeutics, Inc.*	15,592	65,798
Hillevax, Inc.* (a)	1,875	32,044
Humacyte, Inc.*	2,525	8,232
Icosavax, Inc.*	3,467	10,956
Ideaya Biosciences, Inc.*	5,387	80,374
IGM Biosciences, Inc.*	1,507	34,269
Imago Biosciences, Inc.*	3,829	57,626
ImmunityBio, Inc.* (a)	11,880	59,044
ImmunoGen, Inc.*	32,293	154,361
Immunovant, Inc.*	6,133	34,222
Inhibrx, Inc.*	4,285	76,916
Inovio Pharmaceuticals, Inc.*	36,721	63,344
Insmed, Inc.*	17,914	385,868
Instil Bio, Inc.*	10,107	48,918
Intellia Therapeutics, Inc.*	11,311	632,964
Intercept Pharmaceuticals, Inc.*	3,691	51,489
Invivyd, Inc.*	6,995	21,894
Iovance Biotherapeutics, Inc.*	22,652	217,006
Ironwood Pharmaceuticals, Inc.*	20,511	212,494
iTeos Therapeutics, Inc.*	3,426	65,265
IVERIC bio, Inc.*	17,552	314,883

Janux Therapeutics, Inc.*	2,549	34,513
Jounce Therapeutics, Inc.*	6,699	15,676
KalVista Pharmaceuticals, Inc.*	3,636	52,758
Karuna Therapeutics, Inc.*	4,457	1,002,513
Karyopharm Therapeutics, Inc.*	11,271	61,540
Keros Therapeutics, Inc.*	2,679	100,784
Kezar Life Sciences, Inc.*	7,819	67,322
Kiniksa Pharmaceuticals Ltd. "A"*	4,669	59,950
Kinnate Biopharma, Inc.*	4,245	50,728
Kodiak Sciences, Inc.*	4,947	38,290
Kronos Bio, Inc.*	5,952	19,939
Krystal Biotech, Inc.*	3,152	219,694
Kura Oncology, Inc.*	9,553	130,494
Kymera Therapeutics, Inc.*	5,685	123,762
Lexicon Pharmaceuticals, Inc.*	12,336	29,606
Ligand Pharmaceuticals, Inc.*	2,274	195,814
Lyell Immunopharma, Inc.* (a)	26,016	190,697
MacroGenics, Inc.*	8,678	30,026
Madrigal Pharmaceuticals, Inc.*	1,915	124,456
MannKind Corp.*	37,427	115,649
MeiraGTx Holdings PLC*	4,590	38,602
Mersana Therapeutics, Inc.*	13,263	89,658
MiMedx Group, Inc.*	17,052	48,939
Mirum Pharmaceuticals, Inc.*	2,656	55,803
Monte Rosa Therapeutics, Inc.*	4,173	34,093
Morphic Holding, Inc.*	3,873	109,606
Myriad Genetics, Inc.*	11,935	227,720
Nkarta, Inc.*	4,712	62,010
Nurix Therapeutics, Inc.*	7,001	91,223
Nuvalent, Inc. "A"*	2,585	50,252
Ocugen, Inc.* (a)	32,533	57,909
Organogenesis Holdings, Inc.*	10,101	32,727
Outlook Therapeutics, Inc.*	18,986	23,163
Pardes Biosciences, Inc.*	4,100	7,585
Pepgen, Inc.*	1,207	10,960
PMV Pharmaceuticals, Inc.*	5,590	66,521
Point Biopharma Global, Inc.*	10,783	83,353
Praxis Precision Medicines, Inc.* (a)	5,162	11,718
Precigen, Inc.*	14,534	30,812
Prometheus Biosciences, Inc.*	4,564	269,322
Protagonist Therapeutics, Inc.*	6,948	58,572
Prothena Corp. PLC*	5,342	323,885
PTC Therapeutics, Inc.*	10,535	528,857
Rallybio Corp.*	2,367	34,250
RAPT Therapeutics, Inc.*	3,925	94,435
Recursion Pharmaceuticals, Inc. "A"* (a)	20,329	216,301
REGENXBIO, Inc.*	6,032	159,426
Relay Therapeutics, Inc.*	11,295	252,669
Replimune Group, Inc.*	6,002	103,655
REVOLUTION Medicines, Inc.*	11,052	217,945
Rigel Pharmaceuticals, Inc.*	25,327	29,886
Rocket Pharmaceuticals, Inc.*	6,610	105,496
Sage Therapeutics, Inc.*	7,824	306,388
Sana Biotechnology, Inc.*	13,436	80,616
Sangamo Therapeutics, Inc.*	19,081	93,497
Seres Therapeutics, Inc.*	10,676	68,540
Sorrento Therapeutics, Inc.*	57,255	89,890
SpringWorks Therapeutics, Inc.*	5,224	149,041

Stoke Therapeutics, Inc.*	3,313	42,539
Sutro Biopharma, Inc.*	7,514	41,703
Syndax Pharmaceuticals, Inc.*	7,785	187,074
Talaris Therapeutics, Inc.*	3,330	8,758
Tango Therapeutics, Inc.*	6,759	24,468
Tenaya Therapeutics, Inc.*	4,087	11,852
TG Therapeutics, Inc.*	20,038	118,625
Travere Therapeutics, Inc.*	9,150	225,456
Twist Bioscience Corp.*	8,427	296,967
Tyra Biosciences, Inc.*	1,915	16,833
Vanda Pharmaceuticals, Inc.*	8,210	81,115
Vaxart, Inc.*	18,328	39,955
Vaxcyte, Inc.*	7,929	190,296
VBI Vaccines, Inc.*	28,377	20,028
Vera Therapeutics, Inc.*	1,977	42,130
Veracyte, Inc.*	10,783	178,998
Vericel Corp.*	7,102	164,766
Verve Therapeutics, Inc.* (a)	6,792	233,305
Vir Biotechnology, Inc.*	10,876	209,689
Viridian Therapeutics, Inc.*	3,965	81,322
VistaGen Therapeutics, Inc.*	29,306	4,457
Xencor, Inc.*	8,626	224,103
Y-mAbs Therapeutics, Inc.*	5,581	80,478
Zentalis Pharmaceuticals, Inc.*	6,996	151,533
		27,325,865
Health Care Equipment & Supplies 3.9%
Alphatec Holdings, Inc.*	10,554	92,242
AngioDynamics, Inc.*	5,622	115,026
Artivion, Inc.*	5,766	79,801
AtriCure, Inc.*	6,851	267,874
Atrion Corp.	207	116,955
Avanos Medical, Inc.*	6,766	147,364
Axogen, Inc.*	5,986	71,353
Axonics, Inc.*	7,275	512,451
BioLife Solutions, Inc.*	5,076	115,479
Bioventus, Inc. "A"*	4,584	32,088
Butterfly Network, Inc.*	19,975	93,883
Cardiovascular Systems, Inc.*	6,005	83,229
Cerus Corp.*	25,611	92,200
CONMED Corp.	4,310	345,533
CryoPort, Inc.*	6,463	157,439
Cue Health, Inc.*	15,690	47,227
Cutera, Inc.*	2,496	113,818
Embecta Corp.	8,605	247,738
Figs, Inc. "A"*	19,159	158,062
Glaukos Corp.*	6,867	365,599
Haemonetics Corp.*	7,614	563,664
Heska Corp.*	1,456	106,172
Inari Medical, Inc.*	7,241	525,986
Inogen, Inc.*	3,482	84,543
Integer Holdings Corp.*	4,945	307,727
iRadimed Corp.	1,016	30,541
iRhythm Technologies, Inc.*	4,476	560,753
Lantheus Holdings, Inc.*	10,187	716,452
LeMaitre Vascular, Inc.	2,939	148,949
LivaNova PLC*	8,057	409,054
Meridian Bioscience, Inc.*	6,461	203,715
Merit Medical Systems, Inc.*	8,378	473,441

Mesa Laboratories, Inc.	761	107,172
Nano-X Imaging Ltd.*	6,771	77,663
Neogen Corp.*	16,252	227,040
Nevro Corp.*	5,243	244,324
NuVasive, Inc.*	7,855	344,128
Omnicell, Inc.*	6,585	573,093
OraSure Technologies, Inc.*	10,660	40,401
Orthofix Medical, Inc.*	2,868	54,807
OrthoPediatrics Corp.*	2,118	97,725
Outset Medical, Inc.*	7,223	115,062
Owlet, Inc.*	2,500	2,675
Paragon 28, Inc.* (a)	6,938	123,635
PROCEPT BioRobotics Corp.* (a)	3,844	159,372
Pulmonx Corp.*	5,158	85,932
RxSight, Inc.*	2,993	35,916
SeaSpine Holdings Corp.*	5,502	31,251
Senseonics Holdings, Inc.* (a)	68,506	90,428
Shockwave Medical, Inc.*	5,311	1,476,830
SI-BONE, Inc.*	4,922	85,938
Sight Sciences, Inc.*	3,137	19,920
Silk Road Medical, Inc.*	5,200	234,000
STAAR Surgical Co.*	7,137	503,515
Surmodics, Inc.*	2,096	63,718
Tactile Systems Technology, Inc.*	2,930	22,825
TransMedics Group, Inc.*	4,544	189,667
Treace Medical Concepts, Inc.*	4,965	109,578
UFP Technologies, Inc.*	1,029	88,329
Utah Medical Products, Inc.	481	41,034
Varex Imaging Corp.*	5,818	122,993
Vicarious Surgical, Inc.*	7,911	26,502
ViewRay, Inc.*	22,482	81,834
Zimvie, Inc.*	3,021	29,817
Zynex, Inc.	3,406	30,892
		12,924,374
Health Care Providers & Services 3.1%
1Life Healthcare, Inc.*	27,055	463,993
23andme Holding Co. "A"* (a)	38,308	109,561
Accolade, Inc.*	9,687	110,626
AdaptHealth Corp.*	10,829	203,369
Addus HomeCare Corp.*	2,326	221,528
Agiliti, Inc.*	3,994	57,154
AirSculpt Technologies, Inc.	1,863	11,979
Alignment Healthcare, Inc.*	12,670	150,013
AMN Healthcare Services, Inc.*	6,433	681,641
Apollo Medical Holdings, Inc.*	5,840	227,760
Ati Physical Therapy, Inc.*	10,804	10,804
Aveanna Healthcare Holdings, Inc.*	5,986	8,979
Brookdale Senior Living, Inc.*	27,988	119,509
Cano Health, Inc.*	24,360	211,201
Caremax, Inc.*	8,666	61,442
Castle Biosciences, Inc.*	3,579	93,340
Clover Health Investments Corp.* (a)	57,366	97,522
Community Health Systems, Inc.*	18,394	39,547
CorVel Corp.*	1,346	186,327
Covetrus, Inc.*	15,886	331,700
Cross Country Healthcare, Inc.*	5,426	153,936
Docgo, Inc.*	12,126	120,290
Fulgent Genetics, Inc.*	3,239	123,471

Hanger, Inc.*	5,604	104,907
HealthEquity, Inc.*	12,375	831,229
Hims & Hers Health, Inc.*	18,284	102,025
Innovage Holding Corp.*	2,834	16,664
Invitae Corp.*	34,611	85,143
LHC Group, Inc.*	4,472	731,888
LifeStance Health Group, Inc.* (a)	10,962	72,568
ModivCare, Inc.*	1,902	189,591
National HealthCare Corp.	1,892	119,839
National Research Corp.	2,169	86,326
Oncology Institute, Inc.*	4,997	23,136
OPKO Health, Inc.*	59,607	112,657
Option Care Health, Inc.*	23,344	734,636
Owens & Minor, Inc.	11,063	266,618
P3 Health Partners, Inc.*	3,673	16,969
Patterson Companies, Inc.	13,038	313,173
Pediatrix Medical Group, Inc.*	12,311	203,255
PetIQ, Inc.*	4,056	27,986
Privia Health Group, Inc.*	6,634	225,954
Progyny, Inc.*	11,219	415,776
R1 Rcm, Inc.*	22,278	412,811
RadNet, Inc.*	7,391	150,407
Select Medical Holdings Corp.	15,415	340,671
Sema4 Holdings Corp.*	22,866	20,065
Surgery Partners, Inc.*	5,959	139,441
The Ensign Group, Inc.	8,074	641,883
The Joint Corp.*	2,095	32,912
The Pennant Group, Inc.*	3,857	40,151
U.S. Physical Therapy, Inc.	1,932	146,871
		10,401,244
Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*	16,195	246,650
American Well Corp. "A"*	34,526	123,948
Babylon Holdings Ltd. "A"*	15,692	7,411
Computer Programs & Systems, Inc.*	2,115	58,966
Convey Health Solutions Holdings, Inc.*	2,195	23,069
Evolent Health, Inc. "A"*	12,305	442,119
Health Catalyst, Inc.*	8,204	79,579
HealthStream, Inc.*	3,661	77,833
Inspire Medical Systems, Inc.*	4,199	744,777
Multiplan Corp.* (a)	56,709	162,188
NextGen Healthcare, Inc.*	8,399	148,662
Nutex Health, Inc.*	5,627	8,441
OptimizeRx Corp.*	2,658	39,392
Pear Therapeutics, Inc.*	10,331	21,075
Phreesia, Inc.*	7,392	188,348
Schrodinger, Inc.*	8,117	202,763
Sharecare, Inc.*	43,678	82,988
Simulations Plus, Inc.	2,293	111,302
		2,769,511
Life Sciences Tools & Services 0.7%
Abcellera Biologics, Inc.* (a)	31,072	307,302
Absci Corp.*	8,080	25,290
Adaptive Biotechnologies Corp.*	16,784	119,502
Akoya Biosciences, Inc.*	2,408	28,294
Alpha Teknova, Inc.*	1,002	3,347
Berkeley Lights, Inc.*	8,304	23,749
Bionano Genomics, Inc.* (a)	43,832	80,213

Codexis, Inc.*	9,273	56,194
Cytek Biosciences, Inc.* (a)	17,153	252,492
Inotiv, Inc.*	2,631	44,332
MaxCyte, Inc.*	13,163	85,559
Medpace Holdings, Inc.*	3,767	592,059
NanoString Technologies, Inc.*	7,023	89,684
Nautilus Biotechnology, Inc.*	6,888	14,603
NeoGenomics, Inc.*	18,663	160,688
Pacific Biosciences of California, Inc.*	33,917	196,888
Quanterix Corp.*	4,929	54,318
Quantum-si, Inc.*	13,273	36,501
Science 37 Holdings, Inc.*	9,047	14,566
Seer, Inc.*	7,832	60,620
Singular Genomics Systems Inc.*	8,166	20,415
Somalogic, Inc.*	22,674	65,755
		2,332,371
Pharmaceuticals 1.7%
Aclaris Therapeutics, Inc.*	9,613	151,309
Aerie Pharmaceuticals, Inc.*	7,058	106,788
Amneal Pharmaceuticals, Inc.*	15,449	31,207
Amphastar Pharmaceuticals, Inc.*	5,767	162,053
Amylyx Pharmaceuticals, Inc.*	5,260	148,069
An2 Therapeutics, Inc.*	661	11,488
ANI Pharmaceuticals, Inc.*	1,873	60,198
Arvinas, Inc.*	7,312	325,311
Atea Pharmaceuticals, Inc.*	11,102	63,170
Athira Pharma, Inc.*	4,925	14,627
Axsome Therapeutics, Inc.*	4,440	198,113
Cara Therapeutics, Inc.*	6,518	61,008
Cassava Sciences, Inc.* (a)	5,751	240,507
Cincor Pharma, Inc.* (a)	2,963	97,246
Collegium Pharmaceutical, Inc.*	5,120	82,022
Corcept Therapeutics, Inc.*	12,600	323,064
DICE Therapeutics, Inc.*	4,130	83,756
Edgewise Therapeutics, Inc.*	4,311	42,420
Esperion Therapeutics, Inc.*	9,910	66,397
Evolus, Inc.*	5,379	43,301
EyePoint Pharmaceuticals, Inc.*	3,966	31,371
Fulcrum Therapeutics, Inc.*	4,972	40,223
Harmony Biosciences Holdings, Inc.*	3,942	174,591
Innoviva, Inc.*	9,529	110,632
Intra-Cellular Therapies, Inc.*	13,741	639,369
Liquidia Corp.*	6,952	37,819
Nektar Therapeutics*	27,327	87,446
NGM Biopharmaceuticals, Inc.*	5,941	77,708
Nuvation Bio, Inc.*	16,918	37,896
Ocular Therapeutix, Inc.*	11,617	48,211
Pacira BioSciences, Inc.*	6,748	358,926
Phathom Pharmaceuticals, Inc.*	3,519	38,991
Phibro Animal Health Corp. "A"	3,118	41,438
Prestige Consumer Healthcare, Inc.*	7,370	367,247
Provention Bio, Inc.*	8,664	38,988
Reata Pharmaceuticals, Inc. "A"*	4,089	102,757
Relmada Therapeutics, Inc.*	4,126	152,744
Revance Therapeutics, Inc.*	10,713	289,251
SIGA Technologies, Inc.	7,063	72,749
Supernus Pharmaceuticals, Inc.*	7,369	249,441
Tarsus Pharmaceuticals, Inc.*	2,632	45,060

Theravance Biopharma, Inc.*	9,715	98,510
Theseus Pharmaceuticals, Inc.*	2,670	15,486
Tricida, Inc.*	4,848	50,807
Ventyx Biosciences, Inc.*	3,260	113,807
Xeris Biopharma Holdings, Inc.*	19,200	29,952
		5,663,474
Industrials 14.4%
Aerospace & Defense 0.9%
AAR Corp.*	5,123	183,506
Aerojet Rocketdyne Holdings, Inc.*	11,897	475,761
AeroVironment, Inc.*	3,666	305,598
AerSale Corp.*	2,400	44,496
Archer Aviation, Inc. "A"*	20,922	54,606
Astra Space, Inc.* (a)	20,850	12,739
Astronics Corp.*	3,895	30,615
Cadre Holdings, Inc.	2,800	67,368
Ducommun, Inc.*	1,627	64,527
Kaman Corp.	4,209	117,557
Kratos Defense & Security Solutions, Inc.*	18,600	188,976
Maxar Technologies, Inc. (a)	10,918	204,385
Momentus, Inc.*	7,896	10,818
Moog, Inc. "A"	4,289	301,731
National Presto Industries, Inc.	775	50,414
Park Aerospace Corp.	3,048	33,650
Parsons Corp.*	5,043	197,686
Redwire Corp.*	2,772	6,597
Rocket Lab USA, Inc.*	32,018	130,313
Terran Orbital Corp.*	3,474	6,149
Triumph Group, Inc.*	9,454	81,210
V2X, Inc.*	1,732	61,313
Virgin Galactic Holdings Inc.* (a)	34,320	161,647
		2,791,662
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	8,864	213,534
Atlas Air Worldwide Holdings, Inc.*	4,198	401,203
Forward Air Corp.	4,033	364,019
Hub Group, Inc. "A"*	5,037	347,452
Radiant Logistics, Inc.*	5,654	32,171
		1,358,379
Airlines 0.3%
Allegiant Travel Co.*	2,338	170,627
Blade Air Mobility, Inc.*	8,154	32,861
Frontier Group Holdings, Inc.*	5,328	51,681
Hawaiian Holdings, Inc.*	7,720	101,518
Joby Aviation, Inc.* (a)	37,719	163,323
SkyWest, Inc.*	7,523	122,324
Spirit Airlines, Inc.*	16,362	307,933
Sun Country Airlines Holdings, Inc.*	5,020	68,322
Wheels Up Experience, Inc.*	23,151	26,624
		1,045,213
Building Products 1.2%
AAON, Inc.	6,580	354,530
American Woodmark Corp.*	2,495	109,431
Apogee Enterprises, Inc.	3,351	128,075
Caesarstone Ltd.	3,272	30,462

CSW Industrials, Inc.	2,163	259,127
Gibraltar Industries, Inc.*	4,688	191,880
Griffon Corp.	6,910	203,983
Insteel Industries, Inc.	2,817	74,735
Janus International Group, Inc.*	12,308	109,787
JELD-WEN Holding, Inc.*	12,429	108,754
Masonite International Corp.*	3,295	234,901
PGT Innovations, Inc.*	8,544	179,082
Quanex Building Products Corp.	4,928	89,493
Resideo Technologies, Inc.*	21,748	414,517
Simpson Manufacturing Co., Inc.	6,502	509,757
UFP Industries, Inc.	8,884	641,069
View, Inc.* (a)	16,198	21,705
Zurn Elkay Water Solutions Corp.	18,613	456,019
		4,117,307
Commercial Services & Supplies 1.3%
ABM Industries, Inc.	10,043	383,944
ACCO Brands Corp.	14,335	70,242
Acv Auctions, Inc. "A"*	16,971	122,022
Aris Water Solution, Inc. "A"	3,311	42,248
Brady Corp. "A"	6,733	280,968
BrightView Holdings, Inc.*	6,454	51,245
Casella Waste Systems, Inc. "A"*	7,484	571,703
Cimpress PLC*	2,616	64,040
CompX International, Inc.	256	4,157
CoreCivic, Inc.*	17,417	153,966
Deluxe Corp.	6,508	108,358
Ennis, Inc.	3,732	75,125
Harsco Corp.*	11,661	43,612
Healthcare Services Group, Inc.	11,140	134,683
Heritage-Crystal Clean, Inc.*	2,383	70,465
HNI Corp.	6,035	159,988
Interface, Inc.	8,677	78,006
KAR Auction Services, Inc.*	17,088	190,873
Kimball International, Inc. "B"	5,579	35,092
Li-cycle Holdings Corp.* (a)	19,885	105,788
Matthews International Corp. "A"	4,369	97,909
MillerKnoll, Inc.	11,413	178,043
Montrose Environmental Group, Inc.*	4,139	139,277
NL Industries, Inc.	960	7,421
Pitney Bowes, Inc.	26,360	61,419
Quad Graphics, Inc.*	5,069	12,977
SP Plus Corp.*	3,507	109,839
Steelcase, Inc. "A"	13,026	84,930
The Brink's Co.	6,960	337,142
The GEO Group, Inc.*	17,757	136,729
UniFirst Corp.	2,241	377,003
Viad Corp.*	3,035	95,845
VSE Corp.	1,559	55,189
		4,440,248
Construction & Engineering 1.4%
Ameresco, Inc. "A"*	4,771	317,176
API Group Corp.*	31,064	412,219
Arcosa, Inc.	7,259	415,070
Argan, Inc.	2,042	65,691
Comfort Systems U.S.A., Inc.	5,315	517,309
Concrete Pumping Holdings, Inc.*	4,174	26,922
Construction Partners, Inc. "A"*	5,898	154,705

Dycom Industries, Inc.*	4,331	413,741
EMCOR Group, Inc.	7,277	840,348
Fluor Corp.*	21,348	531,352
Granite Construction, Inc.	6,557	166,482
Great Lakes Dredge & Dock Corp.*	9,865	74,777
IES Holdings, Inc.*	1,268	35,022
Infrastructure and Energy Alternatives, Inc.*	4,619	62,541
MYR Group, Inc.*	2,408	204,030
Northwest Pipe Co.*	1,413	39,705
NV5 Global, Inc.*	2,032	251,602
Primoris Services Corp.	7,977	129,626
Sterling Infrastructure, Inc.*	4,357	93,545
Tutor Perini Corp.*	6,356	35,085
		4,786,948
Electrical Equipment 1.4%
Allied Motion Technologies, Inc.	1,879	53,777
Array Technologies, Inc.*	22,614	374,940
Atkore, Inc.*	6,133	477,209
AZZ, Inc.	3,578	130,633
Babcock & Wilcox Enterprises, Inc.*	9,012	57,497
Blink Charging Co.* (a)	5,278	93,526
Bloom Energy Corp. "A"*	26,360	526,936
Encore Wire Corp.	2,737	316,233
Energy Vault Holdings, Inc.* (a)	9,337	49,299
EnerSys	6,038	351,230
Enovix Corp.*	16,333	299,465
Ess Tech, Inc.*	11,717	47,922
Fluence Energy, Inc.*	5,226	76,247
FTC Solar, Inc.*	6,032	17,855
FuelCell Energy, Inc.*	58,048	197,944
GrafTech International, Ltd.	28,561	123,098
Heliogen, Inc.*	13,014	24,206
Nuscale Power Corp.* (a)	4,488	52,420
Powell Industries, Inc.	1,308	27,573
Preformed Line Products Co.	404	28,745
Shoals Technologies Group, Inc. "A"*	16,776	361,523
Stem, Inc.*	21,643	288,718
SunPower Corp.* (a)	12,271	282,724
Thermon Group Holdings, Inc.*	4,918	75,786
TPI Composites, Inc.*	5,491	61,938
Vicor Corp.*	3,306	195,517
		4,592,961
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	3,780	83,538
Machinery 3.5%
Alamo Group, Inc.	1,512	184,872
Albany International Corp. "A"	4,616	363,879
Altra Industrial Motion Corp.	9,759	328,098
Astec Industries, Inc.	3,435	107,138
Barnes Group, Inc.	7,356	212,441
Berkshire Grey, Inc.*	7,026	11,944
Blue Bird Corp.*	2,583	21,568
Chart Industries, Inc.*	5,481	1,010,422
CIRCOR International, Inc.*	2,832	46,700
Columbus McKinnon Corp.	4,248	111,128
Desktop Metal, Inc. "A"* (a)	39,836	103,175
Douglas Dynamics, Inc.	3,411	95,576

Energy Recovery, Inc.*	8,140	176,964
Enerpac Tool Group Corp.	8,584	153,053
EnPro Industries, Inc.	3,121	265,223
ESCO Technologies, Inc.	3,870	284,213
Evoqua Water Technologies Corp.*	17,646	583,553
Fathom Digital Manufacturing Co.*	1,449	2,941
Federal Signal Corp.	8,951	334,051
Franklin Electric Co., Inc.	6,898	563,636
Gorman-Rupp Co.	3,377	80,339
Greenbrier Companies, Inc.	4,784	116,108
Helios Technologies, Inc.	4,889	247,383
Hillenbrand, Inc.	10,259	376,711
Hillman Solutions Corp.* (a)	20,236	152,579
Hydrofarm Holdings Group, Inc.*	6,832	13,254
Hyliion Holdings Corp.*	20,273	58,184
Hyster-Yale Materials Handling, Inc.	1,567	33,706
Hyzon Motors, Inc.* (a)	12,762	21,695
John Bean Technologies Corp.	4,744	407,984
Kadant, Inc.	1,742	290,583
Kennametal, Inc.	11,997	246,898
Lightning eMotors, Inc.*	5,652	8,761
Lindsay Corp.	1,653	236,842
Luxfer Holdings PLC	4,237	61,437
Markforged Holding Corp.*	15,973	31,627
Microvast Holdings, Inc.* (a)	24,805	44,897
Miller Industries, Inc.	1,713	36,470
Mueller Industries, Inc.	8,373	497,691
Mueller Water Products, Inc. "A"	23,456	240,893
Nikola Corp.* (a)	44,809	157,728
Omega Flex, Inc.	497	46,032
Proterra, Inc.* (a)	33,276	165,715
Proto Labs, Inc.*	4,140	150,820
RBC Bearings, Inc.*	4,277	888,803
REV Group, Inc.	5,179	57,124
Sarcos Technology and Robotics Corp.* (a)	16,210	35,986
Shyft Group, Inc.	5,061	103,396
SPX Technologies, Inc.*	6,478	357,715
Standex International Corp.	1,768	144,357
Tennant Co.	2,784	157,463
Terex Corp.	9,862	293,296
The Manitowoc Co., Inc.*	5,315	41,191
Titan International, Inc.*	7,705	93,539
Trinity Industries, Inc.	12,194	260,342
Velo3D, Inc.*	8,161	32,154
Wabash National Corp.	7,166	111,503
Watts Water Technologies, Inc. "A"	4,096	514,990
Xos, Inc.*	7,846	9,415
		11,786,186
Marine 0.2%
Costamare, Inc.	8,121	72,683
Eagle Bulk Shipping, Inc.	1,957	84,503
Eneti, Inc.	3,323	22,164
Genco Shipping & Trading Ltd.	5,348	67,011
Golden Ocean Group Ltd.	18,402	137,463
Matson, Inc.	5,723	352,079
Safe Bulkers, Inc.	10,836	26,765
		762,668

Professional Services 1.7%
Alight, Inc. "A"*	50,926	373,288
ASGN, Inc.*	7,291	658,888
Atlas Technical Consultants, Inc.*	2,970	19,750
Barrett Business Services, Inc.	1,053	82,134
CBIZ, Inc.*	7,157	306,176
CRA International, Inc.	995	88,296
Exponent, Inc.	7,558	662,610
First Advantage Corp.*	8,834	113,340
Forrester Research, Inc.*	1,716	61,793
Franklin Covey Co.*	1,765	80,113
Heidrick & Struggles International, Inc.	2,959	76,904
HireRight Holdings Corp.*	2,998	45,749
Huron Consulting Group, Inc.*	3,028	200,605
ICF International, Inc.	2,778	302,858
Insperity, Inc.	5,440	555,370
Kelly Services, Inc. "A"	5,110	69,445
Kforce, Inc.	3,069	179,997
Korn Ferry	8,128	381,610
Legalzoom.com, Inc.*	14,184	121,557
Planet Labs PBC* (a)	23,393	127,024
Red Violet, Inc.*	1,384	23,971
Resources Connection, Inc.	4,683	84,622
Skillsoft Corp.*	11,774	21,546
Spire Global, Inc.*	18,108	19,557
Sterling Check Corp.*	3,454	60,929
TriNet Group, Inc.*	5,610	399,544
TrueBlue, Inc.*	4,779	91,183
Upwork, Inc.*	18,005	245,228
Willdan Group, Inc.*	1,773	26,258
		5,480,345
Road & Rail 0.6%
ArcBest Corp.	3,669	266,846
Bird Global, Inc. "A"*	24,667	8,705
Covenant Logistics Group, Inc.	1,460	41,902
Daseke, Inc.*	5,765	31,189
Heartland Express, Inc.	6,819	97,580
Marten Transport Ltd.	8,861	169,777
P.A.M. Transportation Services, Inc.*	1,054	32,632
Saia, Inc.*	3,983	756,770
Tusimple Holdings, Inc. "A"*	21,048	159,965
Universal Logistics Holdings, Inc.	1,097	34,797
Werner Enterprises, Inc.	9,376	352,537
		1,952,700
Trading Companies & Distributors 1.5%
Alta Equipment Group, Inc.	3,243	35,705
Applied Industrial Technologies, Inc.	5,744	590,368
Beacon Roofing Supply, Inc.*	7,609	416,364
BlueLinx Holdings, Inc.*	1,378	85,574
Boise Cascade Co.	5,925	352,300
Custom Truck One Source, Inc.*	8,615	50,225
Distribution Solutions Group, Inc.*	673	18,958
DXP Enterprises, Inc.*	2,217	52,499
GATX Corp.	5,326	453,509
Global Industrial Co.	1,936	51,943
GMS, Inc.*	6,494	259,825
H&E Equipment Services, Inc.	4,828	136,826
Herc Holdings, Inc.	3,853	400,250

Hudson Technologies, Inc.*	6,293	46,254
Karat Packaging, Inc.*	711	11,369
McGrath RentCorp.	3,658	306,760
MRC Global, Inc.*	12,511	89,954
NOW, Inc.*	16,645	167,282
Rush Enterprises, Inc. "A"	6,281	275,485
Rush Enterprises, Inc. "B"	956	45,802
Textainer Group Holdings Ltd.	6,680	179,425
Titan Machinery, Inc.*	3,062	86,532
Transcat, Inc.*	1,066	80,686
Triton International Ltd.	9,122	499,247
Veritiv Corp.*	2,020	197,495
		4,890,637
Information Technology 12.6%
Communications Equipment 0.9%
ADTRAN Holdings, Inc.	10,558	206,726
Aviat Networks, Inc.*	1,649	45,150
Calix, Inc.*	8,512	520,424
Cambium Networks Corp.*	1,765	29,864
Casa Systems, Inc.*	5,571	17,437
Clearfield, Inc.*	1,727	180,713
CommScope Holding Co., Inc.*	30,769	283,382
Comtech Telecommunications Corp.	3,836	38,398
Digi International, Inc.*	5,032	173,956
DZS, Inc.*	2,494	28,182
Extreme Networks, Inc.*	18,625	243,429
Harmonic, Inc.*	13,872	181,307
Infinera Corp.*	28,034	135,685
Inseego Corp.*	12,848	26,595
NETGEAR, Inc.*	4,241	84,990
NetScout Systems, Inc.*	10,109	316,614
Ondas Holdings, Inc.*	4,958	18,345
Ribbon Communications, Inc.*	10,566	23,456
Viavi Solutions, Inc.*	34,198	446,284
		3,000,937
Electronic Equipment, Instruments & Components 2.3%
908 Devices, Inc.*	3,230	53,133
Advanced Energy Industries, Inc.	5,647	437,134
Aeva Technologies, Inc.* (a)	14,046	26,266
Aeye, Inc.*	3,804	4,222
Akoustis Technologies, Inc.*	8,136	24,164
Arlo Technologies, Inc.*	12,589	58,413
Badger Meter, Inc.	4,389	405,500
Belden, Inc.	6,397	383,948
Benchmark Electronics, Inc.	5,131	127,146
Cepton, Inc.*	6,847	13,420
CTS Corp.	4,778	199,004
ePlus, Inc.*	3,986	165,578
Evolv Technologies Holdings, Inc.* (a)	12,220	25,906
Fabrinet*	5,537	528,507
FARO Technologies, Inc.*	2,776	76,173
Focus Universal, Inc.*	2,586	24,257
Identiv, Inc.*	3,177	39,840
Insight Enterprises, Inc.*	4,709	388,069
Itron, Inc.*	6,775	285,295
Kimball Electronics, Inc.*	3,594	61,637

Knowles Corp.*	13,493	164,210
Lightwave Logic, Inc.*	16,810	123,385
Methode Electronics, Inc.	5,449	202,430
MicroVision, Inc.* (a)	24,616	88,864
Mirion Technologies, Inc.*	20,658	154,315
Napco Security Technologies, Inc.*	4,316	125,509
nLight, Inc.*	6,535	61,756
Novanta, Inc.*	5,327	616,068
OSI Systems, Inc.*	2,436	175,538
Ouster, Inc.* (a)	20,547	19,795
PAR Technology Corp.* (a)	4,007	118,327
PC Connection, Inc.	1,698	76,563
Plexus Corp.*	4,112	360,047
Rogers Corp.*	2,813	680,408
Sanmina Corp.*	8,444	389,100
ScanSource, Inc.*	3,861	101,969
SmartRent, Inc.*	17,332	39,344
TTM Technologies, Inc.*	15,185	200,138
Velodyne Lidar, Inc.*	27,961	26,482
Vishay Intertechnology, Inc.	19,739	351,157
Vishay Precision Group, Inc.*	1,894	56,043
		7,459,060
IT Services 2.1%
AvidXchange Holdings, Inc.*	22,036	185,543
BigCommerce Holdings, Inc.*	9,667	143,072
Brightcove, Inc.*	6,293	39,646
Cantaloupe, Inc.*	8,950	31,146
Cass Information Systems, Inc.	1,943	67,403
Cerberus Cyber Sentinel Corp.*	6,661	19,650
Conduent, Inc.*	25,593	85,481
Core Scientific, Inc.*	39,726	51,644
CSG Systems International, Inc.	4,665	246,685
Cyxtera Technologies, Inc.*	5,304	21,640
DigitalOcean Holdings, Inc.* (a)	10,373	375,191
Edgio, Inc.*	20,668	57,457
EVERTEC, Inc.	9,259	290,270
Evo Payments, Inc. "A"*	7,094	236,230
ExlService Holdings, Inc.*	4,854	715,285
Fastly, Inc. "A"*	16,800	153,888
Flywire Corp.*	8,309	190,775
Grid Dynamics Holdings, Inc.*	7,308	136,879
I3 Verticals, Inc. "A"*	3,295	65,999
IBEX Holdings Ltd.*	973	18,069
Information Services Group, Inc.	5,187	24,690
International Money Express, Inc.*	4,893	111,511
Marqeta, Inc. "A"*	65,145	463,832
Maximus, Inc.	8,988	520,136
MoneyGram International, Inc.*	13,866	144,206
Paya Holdings, Inc.*	13,258	81,006
Payoneer Global, Inc.*	32,559	196,982
Paysafe Ltd.*	51,184	70,634
Perficient, Inc.*	5,128	333,423
PFSweb, Inc.*	2,414	22,499
Priority Technology Holdings, Inc.*	2,596	11,708
Rackspace Technology, Inc.*	8,261	33,705
Remitly Global, Inc.*	14,685	163,297
Repay Holdings Corp.*	13,195	93,157
Sabre Corp.*	48,929	251,984

Solarwinds Corp.*	7,414	57,459
Squarespace, Inc. "A"*	4,741	101,268
Stoneco Ltd. "A"*	41,582	396,276
The Hackett Group, Inc.	4,068	72,085
TTEC Holdings, Inc.	2,782	123,270
Tucows, Inc. "A"* (a)	1,493	55,853
Unisys Corp.*	9,733	73,484
Verra Mobility Corp.*	21,187	325,644
		6,860,062
Semiconductors & Semiconductor Equipment 2.3%
Acm Research, Inc. "A"*	7,217	89,924
Alpha & Omega Semiconductor Ltd.*	3,313	101,908
Ambarella, Inc.*	5,465	307,024
Amkor Technology, Inc.	15,209	259,313
Atomera, Inc.*	2,972	30,106
Axcelis Technologies, Inc.*	4,904	296,986
AXT, Inc.*	6,078	40,723
CEVA, Inc.*	3,469	90,992
Cohu, Inc.*	7,233	186,467
Credo Technology Group Holding Ltd.*	14,227	156,497
CyberOptics Corp.*	1,047	56,308
Diodes, Inc.*	6,672	433,079
FormFactor, Inc.*	11,385	285,194
Ichor Holdings Ltd.*	4,230	102,408
Impinj, Inc.*	3,157	252,655
Indie Semiconductor, Inc. "A"*	15,111	110,613
Kulicke & Soffa Industries, Inc.	8,440	325,193
MACOM Technology Solutions Holdings, Inc.*	7,586	392,879
MaxLinear, Inc.*	10,785	351,807
Onto Innovation, Inc.*	7,437	476,340
PDF Solutions, Inc.*	4,562	111,906
Photronics, Inc.*	8,994	131,492
Power Integrations, Inc.	8,420	541,574
Rambus, Inc.*	16,448	418,108
Rigetti Computing, Inc.*	4,660	8,761
Rockley Photonics Holdings Ltd.* (a)	14,815	10,520
Semtech Corp.*	9,500	279,395
Silicon Laboratories, Inc.*	5,046	622,878
SiTime Corp.*	2,405	189,346
SkyWater Technology, Inc.*	1,919	14,680
SMART Global Holdings, Inc.*	7,394	117,343
Synaptics, Inc.*	5,949	589,010
Transphorm, Inc.*	3,124	15,714
Ultra Clean Holdings, Inc.*	6,792	174,894
Veeco Instruments, Inc.*	7,543	138,188
		7,710,225
Software 4.7%
8x8, Inc.*	17,851	61,586
A10 Networks, Inc.	9,904	131,426
ACI Worldwide, Inc.*	17,181	359,083
Agilysys, Inc.*	2,950	163,282
Alarm.com Holdings, Inc.*	7,216	468,030
Alkami Technology, Inc.*	5,476	82,414
Altair Engineering, Inc. "A"*	7,809	345,314
American Software, Inc. "A"	5,138	78,714
Amplitude, Inc. "A"*	8,410	130,103
Appfolio, Inc. "A"*	2,866	300,128
Appian Corp.*	6,010	245,388

Arteris, Inc.*	2,460	16,384
Asana, Inc. "A"*	11,055	245,753
Avaya Holdings Corp.* (a)	12,302	19,560
Avepoint, Inc.*	19,561	78,440
Benefitfocus, Inc.*	3,761	23,882
Blackbaud, Inc.*	6,971	307,142
Blackline, Inc.*	8,290	496,571
Blend Labs, Inc. "A"*	26,933	59,522
Box, Inc. "A"*	20,755	506,214
BTRS Holdings, Inc. "A"*	15,239	141,113
C3.ai, Inc. "A"*	10,380	129,750
Cerence, Inc.*	5,770	90,877
ChannelAdvisor Corp.*	4,204	95,263
Cipher Mining, Inc.*	5,601	7,057
Cleanspark, Inc.*	6,063	19,280
Clear Secure, Inc. "A"*	9,338	213,467
CommVault Systems, Inc.*	6,682	354,413
Consensus Cloud Solutions, Inc.*	2,414	114,182
Couchbase, Inc.*	3,857	55,039
CS Disco, Inc.*	3,240	32,400
Cvent Holding Corp.*	6,469	33,962
Digimarc Corp.*	2,086	28,265
Digital Turbine, Inc.*	14,102	203,210
Domo, Inc. "B"*	4,592	82,610
Duck Creek Technologies, Inc.*	11,621	137,709
E2open Parent Holdings, Inc.*	29,951	181,803
Ebix, Inc.	3,961	75,140
eGain Corp.*	2,965	21,793
Enfusion, Inc. "A"*	3,838	47,361
EngageSmart, Inc.*	5,262	108,871
Envestnet, Inc.*	8,242	365,945
Everbridge, Inc.*	5,949	183,705
EverCommerce, Inc.*	3,515	38,419
ForgeRock, Inc. "A"*	4,452	64,688
Greenidge Generation Holdings, Inc.*	1,861	3,722
Instructure Holdings, Inc.*	2,511	55,945
Intapp, Inc.*	2,038	38,049
InterDigital, Inc.	4,358	176,150
Ironnet, Inc.*	9,422	6,492
Kaleyra, Inc.*	4,216	4,090
Knowbe4, Inc. "A"*	10,935	227,557
Latch, Inc.*	16,485	15,720
LivePerson, Inc.*	10,637	100,201
LiveRamp Holdings, Inc.*	9,816	178,259
Livevox Holdings, Inc.*	3,226	9,517
Marathon Digital Holdings, Inc.* (a)	16,499	176,704
Matterport, Inc.*	32,925	124,786
MeridianLink, Inc.*	3,522	57,338
MicroStrategy, Inc. "A"* (a)	1,411	299,499
Mitek Systems, Inc.*	6,407	58,688
Model N, Inc.*	5,424	185,664
Momentive Global, Inc.*	19,275	111,988
N-able, Inc.*	10,332	95,364
Nextnav, Inc.*	9,992	26,878
Olo, Inc. "A"*	13,581	107,290
ON24, Inc.*	6,055	53,284
OneSpan, Inc.*	6,179	53,201
PagerDuty, Inc.*	12,805	295,411

Ping Identity Holding Corp.*	11,594	325,444
Progress Software Corp.	6,557	279,000
PROS Holdings, Inc.*	6,182	152,695
Q2 Holdings, Inc.*	8,386	270,029
Qualys, Inc.*	5,738	799,820
Rapid7, Inc.*	8,719	374,045
Rimini Street, Inc.*	6,723	31,329
Riot Blockchain, Inc.* (a)	20,092	140,845
Sapiens International Corp. NV	4,646	89,110
SecureWorks Corp. "A"*	1,587	12,775
ShotSpotter, Inc.*	1,355	38,970
Sprout Social, Inc. "A"*	6,901	418,753
SPS Commerce, Inc.*	5,439	675,687
Sumo Logic, Inc.*	16,655	124,912
Telos Corp.*	7,840	69,698
Tenable Holdings, Inc.*	16,491	573,887
Terawulf, Inc.*	3,043	3,834
Upland Software, Inc.*	4,242	34,487
UserTesting, Inc.*	6,885	26,989
Varonis Systems, Inc.*	16,360	433,867
Verint Systems, Inc.*	9,541	320,387
Veritone, Inc.*	4,855	27,334
Viant Technology, Inc. "A"*	1,751	7,372
Weave Communications, Inc.*	4,513	22,791
WM Technology, Inc.*	10,447	16,820
Workiva, Inc.*	7,161	557,126
Xperi Holding Corp.	15,727	222,380
Yext, Inc.*	16,587	73,978
Zeta Global Holdings Corp. "A"*	16,206	107,122
Zuora, Inc. "A"*	17,777	131,194
		15,769,735
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*	19,051	152,027
Avid Technology, Inc.*	5,388	125,325
Composecure, Inc.*	1,119	5,606
Corsair Gaming, Inc.*	5,809	65,932
Diebold Nixdorf, Inc.*	10,572	25,796
Eastman Kodak Co.*	8,309	38,138
Ionq, Inc.*	17,949	91,001
Super Micro Computer, Inc.*	6,807	374,862
Turtle Beach Corp.*	2,183	14,888
Xerox Holding Corp.	17,154	224,374
		1,117,949
Materials 3.9%
Chemicals 2.0%
AdvanSix, Inc.	4,092	131,353
American Vanguard Corp.	4,204	78,615
Amyris, Inc.* (a)	29,594	86,414
Aspen Aerogels, Inc.*	4,575	42,181
Avient Corp.	13,520	409,656
Balchem Corp.	4,732	575,317
Cabot Corp.	8,271	528,434
Chase Corp.	1,144	95,604
Danimer Scientific, Inc.*	13,718	40,468
Diversey Holdings Ltd.*	11,369	55,253
Ecovyst, Inc.*	11,414	96,334

FutureFuel Corp.	3,994	24,124
H.B. Fuller Co.	7,947	477,615
Hawkins, Inc.	2,832	110,420
Ingevity Corp.*	5,675	344,075
Innospec, Inc.	3,658	313,381
Intrepid Potash, Inc.*	1,626	64,341
Koppers Holdings, Inc.	2,937	61,031
Kronos Worldwide, Inc.	3,387	31,635
Livent Corp.*	24,309	745,071
LSB Industries, Inc.*	4,628	65,949
Mativ Holdings, Inc.	8,175	180,504
Minerals Technologies, Inc.	4,827	238,502
Origin Materials, Inc.*	15,504	80,001
Orion Engineered Carbons SA	9,118	121,725
Perimeter Solutions SA*	18,354	147,016
PureCycle Technologies, Inc.* (a)	15,973	128,902
Quaker Chemical Corp.	2,032	293,380
Rayonier Advanced Materials, Inc.*	9,680	30,492
Sensient Technologies Corp.	6,283	435,663
Stepan Co.	3,154	295,435
Tredegar Corp.	4,170	39,365
Trinseo PLC	5,235	95,905
Tronox Holdings PLC "A"	17,568	215,208
Valhi, Inc.	300	7,548
		6,686,917
Construction Materials 0.1%
Summit Materials, Inc. "A"*	17,628	422,367
United States Lime & Minerals, Inc.	300	30,660
		453,027
Containers & Packaging 0.3%
Cryptyde, Inc.*	2,671	1,850
Greif, Inc. "A"	3,827	227,974
Greif, Inc. "B"	768	46,694
Myers Industries, Inc.	5,488	90,387
O-I Glass, Inc*	22,996	297,798
Pactiv Evergreen, Inc.	6,486	56,623
Ranpak Holdings Corp.*	6,325	21,632
TriMas Corp.	6,392	160,248
		903,206
Metals & Mining 1.4%
5e Advanced Materials, Inc.*	5,001	50,810
Alpha Metallurgical Resources, Inc.	2,462	336,900
Arconic Corp.*	15,333	261,274
ATI, Inc.*	18,463	491,300
Carpenter Technology Corp.	7,057	219,755
Century Aluminum Co.*	7,661	40,450
Coeur Mining, Inc.*	40,456	138,359
Commercial Metals Co.	18,016	639,208
Compass Minerals International, Inc.	5,147	198,314
Constellium SE*	18,640	189,010
Dakota Gold Corp.*	7,375	22,494
Ferroglobe Representation & Warranty Insurance Trust* (b)	12,466	0
Haynes International, Inc.	1,818	63,848
Hecla Mining Co.	82,937	326,772
Hycroft Mining Holding Corp.*	21,852	13,210
Ivanhoe Electric, Inc.*	2,139	17,647
Kaiser Aluminum Corp.	2,378	145,890

Materion Corp.	3,064	245,120
Novagold Resources, Inc.*	36,149	169,539
Olympic Steel, Inc.	1,438	32,801
Piedmont Lithium, Inc.*	2,611	139,662
PolyMet Mining Corp.*	4,457	12,836
Ramaco Resources, Inc.	3,261	30,001
Ryerson Holding Corp.	2,998	77,168
Schnitzer Steel Industries, Inc. "A"	3,906	111,165
SunCoke Energy, Inc.	12,007	69,761
TimkenSteel Corp.*	6,836	102,472
Warrior Met Coal, Inc.	7,725	219,699
Worthington Industries, Inc.	4,674	178,266
		4,543,731
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,515	94,564
Glatfelter Corp.	6,283	19,540
Resolute Forest Products, Inc.*	6,902	138,040
Sylvamo Corp.	5,328	180,620
		432,764
Real Estate 6.2%
Equity Real Estate Investment Trusts (REITs) 5.7%
Acadia Realty Trust	14,040	177,185
Agree Realty Corp.	11,737	793,186
Alexander & Baldwin, Inc.	10,961	181,733
Alexander's, Inc.	322	67,285
American Assets Trust, Inc.	7,431	191,125
Apartment Investment and Management Co. "A"	22,453	163,907
Apple Hospitality REIT, Inc.	32,271	453,730
Armada Hoffler Properties, Inc.	10,187	105,741
Ashford Hospitality Trust, Inc.*	4,985	33,948
Bluerock Residential Growth REIT, Inc.	4,181	111,842
Braemar Hotels & Resorts, Inc.	9,986	42,940
Brandywine Realty Trust	25,548	172,449
Broadstone Net Lease, Inc. (a)	24,734	384,119
BRT Apartments Corp.	1,764	35,827
CareTrust REIT, Inc.	14,496	262,523
Cbl & Associates Properties, Inc. (a)	4,011	102,722
Centerspace	2,314	155,778
Chatham Lodging Trust*	7,225	71,311
City Office REIT, Inc.	6,317	62,980
Clipper Realty, Inc.	1,682	11,724
Community Healthcare Trust, Inc.	3,610	118,227
Corporate Office Properties Trust	16,828	390,914
CTO Realty Growth, Inc.	2,651	49,680
DiamondRock Hospitality Co.	31,589	237,233
DigitalBridge Group, Inc.	24,014	300,415
Diversified Healthcare Trust	35,482	35,131
Easterly Government Properties, Inc.	13,702	216,081
Empire State Realty Trust, Inc. "A"	19,687	129,147
Equity Commonwealth	15,781	384,425
Essential Properties Realty Trust, Inc.	20,837	405,280
Farmland Partners, Inc.	7,295	92,428
Four Corners Property Trust, Inc.	12,042	291,296
Franklin Street Properties Corp.	14,422	37,930
Getty Realty Corp.	6,370	171,289
Gladstone Commercial Corp.	5,693	88,241

Gladstone Land Corp.	4,845	87,694
Global Medical REIT, Inc.	9,328	79,475
Global Net Lease, Inc.	15,703	167,237
Hersha Hospitality Trust "A"	4,795	38,264
Independence Realty Trust, Inc.	33,222	555,804
Indus Realty Trust, Inc.	831	43,519
Industrial Logistics Properties Trust	9,783	53,806
Innovative Industrial Properties, Inc.	4,171	369,133
Inventrust Properties Corp.	10,166	216,841
iStar, Inc.	10,214	94,582
Kite Realty Group Trust	32,687	562,870
LTC Properties, Inc.	5,957	223,090
LXP Industrial Trust	40,901	374,653
National Health Investors, Inc.	6,364	359,757
Necessity Retail REIT, Inc.	20,186	118,694
NETSTREIT Corp.	8,923	158,919
NexPoint Residential Trust, Inc.	3,407	157,437
Office Properties Income Trust	7,200	101,160
One Liberty Properties, Inc.	2,425	50,973
Orion Office REIT, Inc.	8,668	75,845
Outfront Media, Inc.	21,970	333,724
Paramount Group, Inc.	28,759	179,169
Pebblebrook Hotel Trust	19,508	283,061
Phillips Edison & Co., Inc.	17,390	487,789
Physicians Realty Trust	33,638	505,915
Piedmont Office Realty Trust, Inc. "A"	18,517	195,540
Plymouth Industrial REIT, Inc.	5,701	95,834
Postal Realty Trust, Inc. "A"	2,548	37,379
PotlatchDeltic Corp.	11,842	485,996
Retail Opportunity Investments Corp.	18,202	250,459
RLJ Lodging Trust	23,671	239,551
RPT Realty	12,742	96,330
Ryman Hospitality Properties, Inc.	8,073	594,092
Sabra Health Care REIT, Inc.	34,598	453,926
Safehold, Inc.	3,289	87,027
Saul Centers, Inc.	1,716	64,350
Service Properties Trust	24,440	126,844
SITE Centers Corp.	29,200	312,732
STAG Industrial, Inc.	27,007	767,809
Summit Hotel Properties, Inc.	15,955	107,218
Sunstone Hotel Investors, Inc.	31,374	295,543
Tanger Factory Outlet Centers, Inc.	15,237	208,442
Terreno Realty Corp.	11,124	589,461
The Macerich Co.	32,358	256,922
UMH Properties, Inc.	7,453	120,366
Uniti Group, Inc.	35,603	247,441
Universal Health Realty Income Trust	1,912	82,618
Urban Edge Properties	17,198	229,421
Urstadt Biddle Properties, Inc. "A"	4,616	71,594
Veris Residential, Inc.*	12,973	147,503
Washington Real Estate Investment Trust	13,109	230,194
Whitestone REIT	6,984	59,085
Xenia Hotels & Resorts, Inc.	17,197	237,147
		18,900,007
Real Estate Management & Development 0.5%
American Realty Investors, Inc.*	292	4,649
Anywhere Real Estate, Inc.*	16,587	134,521
Compass, Inc. "A"*	40,827	94,719

Cushman & Wakefield PLC*	23,813	272,659
Doma Holdings, Inc.*	19,896	8,742
Douglas Elliman, Inc.	11,066	45,371
eXp World Holdings, Inc. (a)	10,306	115,530
Forestar Group, Inc.*	2,712	30,347
FRP Holdings, Inc.*	975	53,001
Kennedy-Wilson Holdings, Inc.	17,635	272,637
Marcus & Millichap, Inc.	3,630	118,991
Newmark Group, Inc. "A"	20,907	168,510
Offerpad Solutions, Inc.*	9,912	11,994
RE/MAX Holdings, Inc. "A"	2,836	53,629
Redfin Corp.*	15,808	92,319
Seritage Growth Properties "A"*	5,924	53,434
Stratus Properties, Inc.	861	20,061
Tejon Ranch Co.*	3,236	46,598
The RMR Group, Inc. "A"	2,204	52,213
The St. Joe Co.	5,177	165,819
Transcontinental Realty Investors, Inc.*	183	7,384
		1,823,128
Utilities 3.4%
Electric Utilities 0.7%
ALLETE, Inc.	8,587	429,779
MGE Energy, Inc.	5,449	357,618
Otter Tail Corp.	6,159	378,902
PNM Resources, Inc.	12,804	585,527
Portland General Electric Co.	13,378	581,408
Via Renewables, Inc.	2,030	14,027
		2,347,261
Gas Utilities 1.2%
Brookfield Infrastructure Corp. "A"	14,686	597,720
Chesapeake Utilities Corp.	2,615	301,745
New Jersey Resources Corp.	14,434	558,596
Northwest Natural Holding Co.	5,129	222,496
ONE Gas, Inc.	8,048	566,499
South Jersey Industries, Inc.	18,415	615,429
Southwest Gas Holdings, Inc.	9,966	695,128
Spire, Inc.	7,608	474,207
		4,031,820
Independent Power & Renewable Electricity Producers 0.5%
Altus Power, Inc.*	6,102	67,183
Clearway Energy, Inc. "A"	5,206	151,495
Clearway Energy, Inc. "C"	12,161	387,328
Montauk Renewables, Inc.*	9,674	168,714
Ormat Technologies, Inc.	6,800	586,160
Sunnova Energy International, Inc.*	14,896	328,904
		1,689,784
Multi-Utilities 0.5%
Avista Corp.	10,818	400,807
Black Hills Corp.	9,708	657,523
NorthWestern Corp.	8,357	411,833
Unitil Corp.	2,396	111,294
		1,581,457
Water Utilities 0.5%
American States Water Co.	5,536	431,531
Artesian Resources Corp. "A"	1,261	60,679

California Water Service Group	8,057	424,523
Global Water Resources, Inc.	2,074	24,328
Middlesex Water Co.	2,613	201,724
Pure Cycle Corp.*	3,082	25,735
SJW Group	4,060	233,856
York Water Co.	2,173	83,508
		1,485,884
Total Common Stocks (Cost $336,899,347)		325,893,087

Rights 0.0%
Health Care
Aduro Biotech Holding Europe BV* (b)	2,328	0
GTX, Inc.* (a) (b)	123	252
Tobira Therapeutics, Inc.* (b)	1,687	101
Zogenix, Inc.* (a) (b)	8,352	5,680
Total Rights (Cost $6,035)		6,033

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Bills, 1.82% (c), 11/25/2022 (d) (Cost $1,515,773)	1,520,000	1,513,703

	Shares	Value ($)

Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (e) (f) (Cost $11,036,380)	11,036,380	11,036,380

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 2.84% (e) (Cost $5,809,028)	5,809,028	5,809,028

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $355,266,563)	103.3	344,258,231
Other Assets and Liabilities, Net	(3.3)	(10,861,940)
Net Assets	100.0	333,396,291
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (e) (f)
40,582,540	—	29,546,160 (g)	—	—	354,317	—	11,036,380	11,036,380
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 2.84% (e)
11,652,393	49,583,183	55,426,548	—	—	57,167	—	5,809,028	5,809,028
52,234,933	49,583,183	84,972,708	—	—	411,484	—	16,845,408	16,845,408

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2022 amounted to $10,560,085, which is 3.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At September 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $443,512.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.
At September 30, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E-Mini 2000 Index	USD	12/16/2022	90	8,336,606	7,514,100	(822,506)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,795,403	$—	$—	$8,795,403
Consumer Discretionary	33,319,762	—	—	33,319,762
Consumer Staples	11,245,392	—	—	11,245,392
Energy	20,019,373	—	—	20,019,373
Financials	56,210,572	—	—	56,210,572
Health Care	61,416,839	—	—	61,416,839
Industrials	48,088,792	—	—	48,088,792
Information Technology	41,917,968	—	—	41,917,968
Materials	13,019,645	—	0	13,019,645
Real Estate	20,723,135	—	—	20,723,135
Utilities	11,136,206	—	—	11,136,206
Rights	—	—	6,033	6,033
Government & Agency Obligations	—	1,513,703	—	1,513,703
Short-Term Investments (a)	16,845,408	—	—	16,845,408
Total	$342,738,495	$1,513,703	$6,033	$344,258,231

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(822,506)	$—	$—	$(822,506)
Total	$(822,506)	$—	$—	$(822,506)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ (822,506)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-scif-PH3
R-080548-1 (1/23)